UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-07507

DWS Investments VIT Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  12/31

Date of reporting period: 3/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2011 (Unaudited)

DWS Small Cap Index VIP
	Shares	Value ($)
Common Stocks 99.2%
Consumer Discretionary 12.8%
Auto Components 0.9%
American Axle & Manufacturing Holdings, Inc.*	16,210	204,084
Amerigon, Inc.* (a)	6,283	95,941
Cooper Tire & Rubber Co. (a)	16,641	428,506
Dana Holding Corp.* (a)	38,599	671,237
Dorman Products, Inc.*	3,150	132,583
Drew Industries, Inc.	5,172	115,491
Exide Technologies*	21,021	235,015
Fuel Systems Solutions, Inc.*	4,366	131,766
Modine Manufacturing Co.*	12,533	202,283
Shiloh Industries, Inc.	1,452	16,959
Spartan Motors, Inc. (a)	8,264	56,691
Standard Motor Products, Inc. (a)	5,063	70,021
Stoneridge, Inc.*	4,427	64,723
Superior Industries International, Inc.	6,453	165,455
Tenneco, Inc.*	16,482	699,661
Tower International, Inc.*	1,701	28,798

		3,319,214
Automobiles 0.0%
Winnebago Industries, Inc.* (a)	7,961	106,439
Distributors 0.1%
Audiovox Corp. "A"*	4,134	33,072
Core-Mark Holding Co., Inc.* (a)	2,898	95,779
Pool Corp. (a)	13,683	329,897
Weyco Group, Inc. (a)	1,997	48,847

		507,595
Diversified Consumer Services 1.1%
American Public Education, Inc.* (a)	5,091	205,931
Archipelago Learning, Inc.* (a)	3,236	27,668
Bridgepoint Education, Inc.* (a)	5,395	92,254
Cambium Learning Group, Inc.*	4,460	15,164
Capella Education Co.* (a)	4,576	227,839
Coinstar, Inc.* (a)	8,618	395,739
Corinthian Colleges, Inc.* (a)	24,426	107,963
CPI Corp. (a)	1,290	29,038
Grand Canyon Education, Inc.*	8,575	124,337
K12, Inc.* (a)	6,970	234,889
Learning Tree International, Inc.	1,724	15,154
Lincoln Educational Services Corp.	3,668	58,285
Mac-Gray Corp.	2,855	46,051
Matthews International Corp. "A"	8,352	321,970
National American University Holdings, Inc.	2,172	15,399
Pre-Paid Legal Services, Inc.* (a)	2,086	137,676
Princeton Review, Inc.* (a)	4,474	1,709
Regis Corp. (a)	15,596	276,673
Sotheby's	18,352	965,315
Steiner Leisure Ltd.*	4,087	189,065
Stewart Enterprises, Inc. "A"	22,136	169,119
Universal Technical Institute, Inc. (a)	5,912	114,988

		3,772,226
Hotels Restaurants & Leisure 2.3%
AFC Enterprises, Inc.*	6,833	103,383
Ambassadors Group, Inc.	5,434	59,502
Ameristar Casinos, Inc. (a)	6,974	123,789
Biglari Holdings, Inc.*	397	168,149
BJ's Restaurants, Inc.* (a)	6,198	243,767
Bluegreen Corp.*	4,713	19,370
Bob Evans Farms, Inc. (a)	8,385	273,351
Boyd Gaming Corp.* (a)	14,970	140,269
Bravo Brio Restaurant Group, Inc.* (a)	3,098	54,804
Buffalo Wild Wings, Inc.*	4,892	266,272
California Pizza Kitchen, Inc.*	5,166	87,202
Caribou Coffee Co., Inc.* (a)	2,042	20,767
Carrols Restaurant Group, Inc.*	3,474	32,204
CEC Entertainment, Inc.	5,638	212,722
Churchill Downs, Inc.	3,191	132,427
Cracker Barrel Old Country Store, Inc.	6,572	322,948
Denny's Corp.*	26,161	106,214
DineEquity, Inc.*	4,887	268,687
Domino's Pizza, Inc.* (a)	10,129	186,678
Einstein Noah Restaurant Group, Inc.	1,465	23,850
Empire Resorts, Inc.* (a)	7,096	4,400
Gaylord Entertainment Co.* (a)	9,612	333,344
Interval Leisure Group, Inc.*	10,729	175,419
Isle of Capri Casinos, Inc.*	4,142	39,349
Jack in the Box, Inc.* (a)	15,234	345,507
Jamba, Inc.* (a)	16,512	36,326
Krispy Kreme Doughnuts, Inc.* (a)	15,311	107,789
LIFE TIME FITNESS, Inc.* (a)	11,357	423,730
Marcus Corp.	5,759	62,773
McCormick & Schmick's Seafood Restaurants, Inc.*	3,869	27,934
Monarch Casino & Resort, Inc.*	2,791	29,026
Morgans Hotel Group Co.*	5,613	55,007
Multimedia Games, Inc.*	6,526	37,394
O'Charley's, Inc.*	4,969	29,665
Orient-Express Hotels Ltd. "A"*	27,856	344,579
P.F. Chang's China Bistro, Inc. (a)	6,397	295,477
Papa John's International, Inc.* (a)	5,730	181,469
Peet's Coffee & Tea, Inc.* (a)	3,320	159,659
Pinnacle Entertainment, Inc.*	16,256	221,407
Red Lion Hotels Corp.*	3,771	30,922
Red Robin Gourmet Burgers, Inc.*	4,469	120,216
Ruby Tuesday, Inc.* (a)	17,835	233,817
Ruth's Hospitality Group, Inc.*	8,401	43,349
Scientific Games Corp. "A"*	18,009	157,399
Shuffle Master, Inc.*	15,131	161,599
Sonic Corp.*	17,268	156,275
Speedway Motorsports, Inc. (a)	3,493	55,818
Summit Hotel Properties, Inc.*	7,070	70,276
Texas Roadhouse, Inc.	15,835	269,037
The Cheesecake Factory, Inc.*	16,528	497,328
Vail Resorts, Inc.* (a)	10,029	489,014

		8,041,659
Household Durables 0.7%
American Greetings Corp. "A" (a)	10,726	253,134
Beazer Homes USA, Inc.* (a)	20,100	91,857
Blyth, Inc.	1,364	44,316
Cavco Industries, Inc.*	1,729	78,082
CSS Industries, Inc.	1,866	35,174
Ethan Allen Interiors, Inc. (a)	6,553	143,511
Furniture Brands International, Inc.*	12,765	58,081
Helen of Troy Ltd.*	8,362	245,843
Hooker Furniture Corp.	3,076	36,789
Hovnanian Enterprises, Inc. "A"* (a)	13,245	46,755
iRobot Corp.* (a)	5,806	190,959
Kid Brands, Inc.* (a)	3,454	25,387
La-Z-Boy, Inc.*	13,965	133,366
Libbey, Inc.* (a)	5,503	90,799
Lifetime Brands, Inc.* (a)	2,536	38,040
M/I Homes, Inc.*	4,785	71,727
Meritage Homes Corp.*	8,766	211,524
Ryland Group, Inc. (a)	12,296	195,506
Sealy Corp.* (a)	13,302	33,787
Skyline Corp.	1,800	36,090
Standard Pacific Corp.*	29,406	109,684
Universal Electronics, Inc.*	3,681	108,810

		2,279,221
Internet & Catalog Retail 0.4%
1-800 FLOWERS.COM, Inc. "A"*	5,298	17,484
Blue Nile, Inc.* (a)	3,521	190,099
drugstore.com, Inc.* (a)	25,647	98,741
Gaiam, Inc. "A" (a)	4,005	26,433
HSN, Inc.* (a)	10,611	339,870
NutriSystem, Inc. (a)	7,547	109,356
Orbitz Worldwide, Inc.*	5,489	19,596
Overstock.com, Inc.* (a)	3,989	62,707
PetMed Express, Inc. (a)	6,564	104,105
Shutterfly, Inc.* (a)	7,431	389,087
US Auto Parts Network, Inc.*	4,076	35,461
Vitacost.com, Inc.*	3,971	22,635

		1,415,574
Leisure Equipment & Products 0.7%
Arctic Cat, Inc.*	3,341	51,952
Brunswick Corp. (a)	24,194	615,253
Callaway Golf Co. (a)	18,370	125,283
Eastman Kodak Co.* (a)	72,956	235,648
JAKKS Pacific, Inc.* (a)	7,968	154,181
Johnson Outdoors, Inc. "A"* (a)	1,177	17,879
Leapfrog Enterprises, Inc.*	8,924	38,552
Marine Products Corp.* (a)	3,050	24,186
Polaris Industries, Inc.	8,544	743,499
RC2 Corp.* (a)	5,819	163,514
Smith & Wesson Holding Corp.* (a)	15,947	56,612
Steinway Musical Instruments, Inc.*	1,547	34,359
Sturm, Ruger & Co., Inc. (a)	5,033	115,608
Summer Infant, Inc.* (a)	2,899	23,192

		2,399,718
Media 1.2%
AH Belo Corp. "A"* (a)	4,929	41,206
Arbitron, Inc.	7,209	288,576
Ascent Media Corp. "A"*	3,951	193,006
Ballantyne Strong, Inc.*	3,936	28,221
Beasley Broadcast Group, Inc. "A"* (a)	1,548	11,362
Belo Corp. "A"*	24,469	215,572
Carmike Cinemas, Inc.* (a)	2,291	16,381
Cinemark Holdings, Inc. (a)	15,767	305,091
CKX, Inc.*	15,460	65,241
Crown Media Holdings, Inc.* (a)	7,874	18,268
Cumulus Media, Inc. "A"* (a)	6,071	26,348
Dex One Corp.*	13,851	67,039
E.W. Scripps Co. "A"*	8,712	86,249
Entercom Communications Corp. "A"*	6,479	71,399
Entravision Communications Corp. "A"*	13,431	36,398
Fisher Communications, Inc.*	1,534	47,677
Global Sources Ltd.* (a)	4,670	54,312
Gray Television, Inc.* (a)	13,451	27,844
Harte-Hanks, Inc.	10,392	123,665
Journal Communications, Inc. "A"*	12,400	74,400
Knology, Inc.*	8,381	108,199
Lee Enterprises, Inc.* (a)	12,363	33,380
Lin TV Corp. "A"*	7,600	45,068
Lions Gate Entertainment Corp.* (a)	18,941	118,381
Live Nation Entertainment, Inc.*	38,646	386,460
LodgeNet Interactive Corp.* (a)	6,546	23,827
Martha Stewart Living Omnimedia, Inc. "A"* (a)	6,536	24,249
McClatchy Co. "A"* (a)	16,458	55,957
Media General, Inc. "A"* (a)	6,082	41,844
National CineMedia, Inc.	14,308	267,130
Nexstar Broadcasting Group, Inc. "A"* (a)	2,951	25,585
Outdoor Channel Holdings, Inc.*	2,580	19,247
PRIMEDIA, Inc.	5,413	26,361
Radio One, Inc. "D"*	8,606	16,782
ReachLocal, Inc.*	1,327	26,540
Rentrak Corp.*	2,627	70,719
Scholastic Corp. (a)	7,027	190,010
Sinclair Broadcast Group, Inc. "A"	12,426	155,822
SuperMedia, Inc.* (a)	3,544	22,115
Valassis Communications, Inc.*	13,600	396,304
Value Line, Inc. (a)	300	4,440
Warner Music Group Corp.* (a)	12,491	84,564
Westwood One, Inc.* (a)	1,464	10,614
World Wrestling Entertainment, Inc. "A" (a)	6,700	84,219

		4,036,072
Multiline Retail 0.4%
99 Cents Only Stores*	12,306	241,198
Dillard's, Inc. "A" (a)	11,055	443,526
Fred's, Inc. "A"	10,777	143,550
Gordmans Stores, Inc.*	1,495	26,506
Retail Ventures, Inc.* (a)	6,581	113,522
Saks, Inc.* (a)	36,641	414,410
The Bon-Ton Stores, Inc.* (a)	3,254	50,437
Tuesday Morning Corp.*	8,409	41,204

		1,474,353
Specialty Retail 3.0%
America's Car-Mart, Inc.* (a)	2,527	65,146
Ann, Inc.* (a)	14,768	429,897
Asbury Automotive Group, Inc.*	7,796	144,148
Ascena Retail Group, Inc.* (a)	16,026	519,403
Barnes & Noble, Inc. (a)	10,711	98,434
bebe stores, inc. (a)	9,065	53,030
Big 5 Sporting Goods Corp. (a)	5,758	68,635
Body Central Corp.*	1,582	36,750
Books-A-Million, Inc. (a)	2,112	8,723
Brown Shoe Co., Inc. (a)	12,119	148,094
Build-A-Bear Workshop, Inc.* (a)	4,581	27,715
Cabela's, Inc.* (a)	10,815	270,483
Casual Male Retail Group, Inc.*	11,533	56,627
Cato Corp. "A" (a)	7,605	186,323
Charming Shoppes, Inc.*	31,436	133,917
Children's Place Retail Stores, Inc.* (a)	7,171	357,331
Christopher & Banks Corp.	9,416	61,016
Citi Trends, Inc.* (a)	4,144	92,370
Coldwater Creek, Inc.* (a)	16,271	42,955
Collective Brands, Inc.* (a)	17,717	382,333
Conn's, Inc.* (a)	4,800	21,504
Destination Maternity Corp.	2,488	57,398
DSW, Inc. "A"* (a)	3,915	156,443
Express, Inc. (a)	4,432	86,601
Genesco, Inc.*	6,658	267,652
Group 1 Automotive, Inc. (a)	6,604	282,651
Haverty Furniture Companies, Inc.	4,666	61,871
hhgregg, Inc.* (a)	3,700	49,543
Hibbett Sports, Inc.*	7,964	285,191
Hot Topic, Inc.	12,934	73,724
Jos. A. Bank Clothiers, Inc.* (a)	7,387	375,851
Kirkland's, Inc.* (a)	4,641	71,657
Lithia Motors, Inc. "A" (a)	6,265	91,344
Lumber Liquidators Holdings, Inc.* (a)	6,157	153,863
MarineMax, Inc.*	6,120	60,343
Midas, Inc.* (a)	4,041	30,994
Monro Muffler Brake, Inc. (a)	8,242	271,821
New York & Co., Inc.*	8,045	56,395
OfficeMax, Inc.* (a)	23,523	304,388
Pacific Sunwear of California, Inc.* (a)	18,638	67,283
Penske Automotive Group, Inc.* (a)	12,276	245,766
Pier 1 Imports, Inc.* (a)	28,979	294,137
Rent-A-Center, Inc. (a)	18,134	633,058
Rue21, Inc.* (a)	4,064	117,043
Sally Beauty Holdings, Inc.* (a)	25,528	357,647
Select Comfort Corp.* (a)	15,098	182,082
Shoe Carnival, Inc.*	2,522	70,742
Sonic Automotive, Inc. "A" (a)	11,092	155,399
Stage Stores, Inc.	10,067	193,488
Stein Mart, Inc.	7,871	79,576
Systemax, Inc.* (a)	2,979	40,276
Talbots, Inc.* (a)	19,441	117,424
The Buckle, Inc. (a)	7,007	283,083
The Finish Line, Inc. "A" (a)	14,063	279,151
The Men's Wearhouse, Inc. (a)	14,207	384,441
The Pep Boys - Manny, Moe & Jack (a)	14,361	182,528
The Wet Seal, Inc. "A"* (a)	26,409	113,031
Ulta Salon, Cosmetics & Fragrance, Inc.* (a)	8,696	418,538
Vitamin Shoppe, Inc.*	4,439	150,171
West Marine, Inc.* (a)	3,594	37,485
Winmark Corp.	666	30,723
Zumiez, Inc.* (a)	5,477	144,757

		10,520,393
Textiles, Apparel & Luxury Goods 2.0%
American Apparel, Inc.* (a)	10,700	10,313
Carter's, Inc.* (a)	16,373	468,759
Cherokee, Inc. (a)	1,925	33,226
Columbia Sportswear Co. (a)	3,123	185,569
Crocs, Inc.*	23,535	419,864
Culp, Inc.* (a)	2,428	22,532
Deckers Outdoor Corp.*	10,641	916,722
Delta Apparel, Inc.* (a)	1,605	22,935
G-III Apparel Group Ltd.* (a)	4,109	154,416
Iconix Brand Group, Inc.* (a)	19,970	428,956
Joe's Jeans, Inc.* (a)	11,674	12,374
K-Swiss, Inc. "A"* (a)	7,254	81,753
Kenneth Cole Productions, Inc. "A"*	2,090	27,107
LaCrosse Footwear, Inc. (a)	1,258	23,059
Liz Claiborne, Inc.* (a)	26,210	141,272
Maidenform Brands, Inc.*	6,328	180,791
Movado Group, Inc.*	4,312	63,300
Oxford Industries, Inc.	3,379	115,528
Perry Ellis International, Inc.* (a)	2,639	72,625
Quiksilver, Inc.*	35,891	158,638
R.G. Barry Corp.	2,256	29,531
Skechers USA, Inc. "A"* (a)	9,703	199,300
Steven Madden Ltd.*	6,708	314,806
The Jones Group, Inc.	24,145	331,994
The Warnaco Group, Inc.* (a)	12,177	696,403
Timberland Co. "A"*	10,756	444,115
True Religion Apparel, Inc.*	7,019	164,736
Under Armour, Inc. "A"* (a)	9,730	662,127
Unifi, Inc.* (a)	3,776	64,192
Vera Bradley, Inc.* (a)	3,478	146,806
Volcom, Inc.	5,233	96,967
Wolverine World Wide, Inc.	13,471	502,199

		7,192,915
Consumer Staples 2.9%
Beverages 0.2%
Boston Beer Co., Inc. "A"* (a)	2,343	217,009
Coca-Cola Bottling Co. Consolidated (a)	1,174	78,470
Heckmann Corp.* (a)	24,589	161,058
MGP Ingredients, Inc. (a)	3,092	26,962
National Beverage Corp.	2,978	40,888
Primo Water Corp.* (a)	2,550	31,237

		555,624
Food & Staples Retailing 0.8%
Arden Group, Inc. "A" (a)	379	28,921
Casey's General Stores, Inc. (a)	10,332	402,948
Ingles Markets, Inc. "A"	3,451	68,364
Nash Finch Co. (a)	3,425	129,944
Pantry, Inc.*	6,094	90,374
PriceSmart, Inc. (a)	4,367	160,007
Rite Aid Corp.* (a)	155,027	164,329
Ruddick Corp. (a)	12,152	468,946
Spartan Stores, Inc. (a)	6,153	91,003
Susser Holdings Corp.*	2,300	30,107
The Andersons, Inc.	4,983	242,772
The Fresh Market, Inc.*	4,167	157,263
United Natural Foods, Inc.* (a)	13,203	591,758
Village Super Market, Inc. "A"	1,627	47,346
Weis Markets, Inc. (a)	3,112	125,912
Winn-Dixie Stores, Inc.*	14,945	106,707

		2,906,701
Food Products 1.2%
Alico, Inc. (a)	1,130	30,250
B&G Foods, Inc. "A"	13,223	248,196
Bridgford Foods Corp.	620	6,950
Cal-Maine Foods, Inc. (a)	3,751	110,655
Calavo Growers, Inc.	2,900	63,365
Chiquita Brands International, Inc.* (a)	12,448	190,952
Darling International, Inc.* (a)	29,174	448,404
Diamond Foods, Inc. (a)	6,044	337,255
Dole Food Co., Inc.* (a)	9,680	131,938
Farmer Brothers Co. (a)	1,596	19,344
Fresh Del Monte Produce, Inc.	10,959	286,140
Griffin Land & Nurseries, Inc.	617	19,855
Hain Celestial Group, Inc.* (a)	11,242	362,892
Harbinger Group, Inc.*	2,645	13,780
Imperial Sugar Co. (a)	3,462	46,183
J & J Snack Foods Corp. (a)	3,934	185,173
John B. Sanfilippo & Son, Inc.* (a)	2,193	25,658
Lancaster Colony Corp. (a)	5,336	323,362
Lifeway Foods, Inc.* (a)	1,481	15,432
Limoneira Co. (a)	2,264	53,657
Pilgrim's Pride Corp.*	13,503	104,108
Sanderson Farms, Inc. (a)	6,222	285,714
Seneca Foods Corp. "A"* (a)	2,092	62,488
Smart Balance, Inc.*	16,748	76,873
Snyders-Lance, Inc. (a)	7,176	142,444
Tootsie Roll Industries, Inc. (a)	6,740	191,156
TreeHouse Foods, Inc.*	9,561	543,734

		4,325,958
Household Products 0.2%
Central Garden & Pet Co. "A"* (a)	15,911	146,540
Oil-Dri Corp. of America (a)	1,524	32,461
Spectrum Brands Holdings, Inc.* (a)	4,981	138,273
WD-40 Co. (a)	4,578	193,832

		511,106
Personal Products 0.3%
Elizabeth Arden, Inc.* (a)	6,467	194,075
Female Health Co. (a)	4,952	24,710
Inter Parfums, Inc. (a)	4,035	74,688
Medifast, Inc.* (a)	3,817	75,386
Nature's Sunshine Products, Inc.*	2,086	18,691
Nu Skin Enterprises, Inc. "A"	13,410	385,537
Nutraceutical International Corp.*	2,493	37,345
Prestige Brands Holdings, Inc.*	11,537	132,675
Revlon, Inc. "A"* (a)	2,941	46,674
Schiff Nutrition International, Inc. (a)	3,390	30,883
Synutra International, Inc.* (a)	4,980	57,270
USANA Health Sciences, Inc.* (a)	1,560	53,836

		1,131,770
Tobacco 0.2%
Alliance One International, Inc.*	24,294	97,662
Star Scientific, Inc.* (a)	27,533	125,000
Universal Corp. (a)	6,691	291,326
Vector Group Ltd. (a)	12,529	216,626

		730,614
Energy 7.1%
Energy Equipment & Services 2.4%
Basic Energy Services, Inc.*	6,305	160,841
Bristow Group, Inc.*	9,777	462,452
Cal Dive International, Inc.*	26,185	182,771
CARBO Ceramics, Inc.	5,200	733,824
Complete Production Services, Inc.*	21,215	674,849
Dawson Geophysical Co.*	2,194	96,273
Dril-Quip, Inc.* (a)	9,295	734,584
Global Geophysical Services, Inc.*	2,163	31,277
Global Industries Ltd.*	27,685	271,036
Gulf Island Fabrication, Inc.	3,989	128,326
GulfMark Offshore, Inc. "A"*	6,243	277,876
Helix Energy Solutions Group, Inc.* (a)	28,987	498,576
Hercules Offshore, Inc.*	31,376	207,395
Hornbeck Offshore Services, Inc.* (a)	6,337	195,496
ION Geophysical Corp.* (a)	35,204	446,739
Key Energy Services, Inc.*	34,727	540,005
Lufkin Industries, Inc.	8,251	771,221
Matrix Service Co.* (a)	7,456	103,638
Natural Gas Services Group*	3,396	60,313
Newpark Resources, Inc.* (a)	24,565	193,081
OYO Geospace Corp.*	1,125	110,902
Parker Drilling Co.*	32,576	225,100
PHI, Inc. (Non Voting)*	3,834	84,808
Pioneer Drilling Co.* (a)	14,927	205,993
RPC, Inc. (a)	11,986	303,486
Tesco Corp.*	8,408	184,556
TETRA Technologies, Inc.*	20,699	318,765
Union Drilling, Inc.*	3,732	38,253
Vantage Drilling Co.*	40,462	72,832
Willbros Group, Inc.* (a)	12,672	138,378

		8,453,646
Oil, Gas & Consumable Fuels 4.7%
Abraxas Petroleum Corp.* (a)	18,561	108,582
Alon USA Energy, Inc. (a)	1,860	25,482
Amyris, Inc.* (a)	1,555	44,380
Apco Oil & Gas International, Inc. (a)	2,449	210,026
Approach Resources, Inc.*	4,828	162,221
ATP Oil & Gas Corp.* (a)	11,968	216,740
Berry Petroleum Co. "A"	13,934	702,970
Bill Barrett Corp.*	12,749	508,813
BPZ Resources, Inc.* (a)	26,947	143,089
Brigham Exploration Co.*	31,820	1,183,068
Callon Petroleum Co.*	7,970	61,927
CAMAC Energy, Inc.* (a)	13,139	19,709
Carrizo Oil & Gas, Inc.*	9,554	352,829
Cheniere Energy, Inc.* (a)	15,612	145,348
Clayton Williams Energy, Inc.*	1,610	170,177
Clean Energy Fuels Corp.* (a)	12,413	203,325
Cloud Peak Energy, Inc.*	8,836	190,769
Contango Oil & Gas Co.*	3,234	204,518
Crosstex Energy, Inc.	10,946	108,913
CVR Energy, Inc.* (a)	8,358	193,571
Delek US Holdings, Inc. (a)	3,425	46,443
Delta Petroleum Corp.* (a)	52,293	47,587
DHT Holdings, Inc. (a)	14,120	67,917
Endeavour International Corp.* (a)	8,280	105,156
Energy Partners Ltd.*	8,023	144,414
Energy XXI (Bermuda) Ltd.*	20,112	685,819
Evolution Petroleum Corp.* (a)	3,988	31,106
FX Energy, Inc.* (a)	12,008	100,387
Gastar Exploration Ltd.*	14,946	72,638
General Maritime Corp. (a)	22,087	45,278
GeoResources, Inc.* (a)	4,495	140,559
GMX Resources, Inc.* (a)	14,306	88,268
Golar LNG Ltd. (a)	10,143	259,458
Goodrich Petroleum Corp.* (a)	6,451	143,341
Green Plains Renewable Energy, Inc.* (a)	5,352	64,331
Gulfport Energy Corp.*	7,449	269,281
Hallador Energy Co. (a)	983	11,403
Harvest Natural Resources, Inc.* (a)	8,927	136,047
Houston American Energy Corp. (a)	4,975	76,665
International Coal Group, Inc.* (a)	35,614	402,438
Isramco, Inc.* (a)	336	21,840
James River Coal Co.* (a)	9,632	232,805
Knightsbridge Tankers Ltd. (a)	6,726	168,419
Kodiak Oil & Gas Corp.* (a)	48,684	326,183
L&L Energy, Inc.* (a)	4,662	32,261
Magnum Hunter Resources Corp.* (a)	15,024	128,756
McMoRan Exploration Co.*	26,189	463,807
Miller Petroleum, Inc.* (a)	4,979	24,895
Nordic American Tanker Shipping Ltd. (a)	12,680	314,971
Northern Oil & Gas, Inc.* (a)	14,885	397,429
Oasis Petroleum, Inc.*	13,125	415,012
Overseas Shipholding Group, Inc. (a)	7,099	228,162
Panhandle Oil & Gas, Inc. (a)	1,844	58,363
Patriot Coal Corp.* (a)	21,682	560,046
Penn Virginia Corp.	12,658	214,680
Petroleum Development Corp.* (a)	6,450	309,664
PetroQuest Energy, Inc.* (a)	14,506	135,776
RAM Energy Resources, Inc.* (a)	15,314	31,853
Rentech, Inc.* (a)	59,802	74,753
Resolute Energy Corp.* (a)	10,479	190,089
REX American Resources Corp.*	1,849	29,510
Rex Energy Corp.*	8,503	99,060
Rosetta Resources, Inc.* (a)	14,451	687,001
Scorpio Tankers, Inc.* (a)	4,696	48,463
Ship Finance International Ltd. (a)	12,208	253,072
Stone Energy Corp.*	11,739	391,730
Swift Energy Co.* (a)	11,558	493,295
Syntroleum Corp.* (a)	20,697	46,775
Targa Resources Corp.	4,469	161,957
Teekay Tankers Ltd. "A" (a)	8,811	92,163
TransAtlantic Petroleum Ltd.* (a)	40,722	126,238
Uranium Energy Corp.* (a)	17,134	68,365
USEC, Inc.* (a)	31,294	137,694
VAALCO Energy, Inc.*	13,865	107,592
Venoco, Inc.*	5,429	92,782
W&T Offshore, Inc.	9,322	212,448
Warren Resources, Inc.*	19,323	98,354
Western Refining, Inc.* (a)	14,234	241,266
World Fuel Services Corp. (a)	18,815	764,077

		16,376,599
Financials 20.0%
Capital Markets 2.3%
American Capital Ltd.* (a)	93,358	924,244
Apollo Investment Corp. (a)	52,716	635,755
Arlington Asset Investment Corp. "A"	1,872	56,984
Artio Global Investors, Inc. "A" (a)	7,712	124,626
BGC Partners, Inc. "A" (a)	15,712	145,965
BlackRock Kelso Capital Corp. (a)	19,528	197,819
Calamos Asset Management, Inc. "A" (a)	5,040	83,614
Capital Southwest Corp. (a)	783	71,668
Cohen & Steers, Inc. (a)	4,940	146,619
Cowen Group, Inc. "A"*	10,029	40,216
Diamond Hill Investment Group (a)	700	56,000
Duff & Phelps Corp. "A" (a)	7,539	120,473
Epoch Holding Corp. (a)	3,491	55,088
Evercore Partners, Inc. "A"	4,323	148,236
FBR Capital Markets Corp.*	14,578	52,189
Fifth Street Finance Corp. (a)	18,186	242,783
Financial Engines, Inc.* (a)	3,578	98,610
FXCM, Inc. "A"	6,115	79,678
GAMCO Investors, Inc. "A"	1,843	85,441
GFI Group, Inc. (a)	18,300	91,866
Gladstone Capital Corp. (a)	5,787	65,451
Gladstone Investment Corp. (a)	6,600	51,216
Gleacher & Co., Inc.* (a)	21,525	37,454
Golub Capital BDC LLC	2,033	32,081
Harris & Harris Group, Inc.* (a)	8,500	45,730
Hercules Technology Growth Capital, Inc.	9,461	104,071
HFF, Inc. "A"*	5,279	79,396
Internet Capital Group, Inc.*	10,076	143,079
INTL FCStone, Inc.* (a)	3,389	86,148
Investment Technology Group, Inc.* (a)	12,036	218,935
JMP Group, Inc.	4,691	40,390
Kayne Anderson Energy Development Co. (a)	2,788	54,533
KBW, Inc.	9,802	256,714
Knight Capital Group, Inc. "A"* (a)	25,590	342,906
LaBranche & Co., Inc.*	9,695	38,101
Ladenburg Thalmann Financial Services, Inc.* (a)	25,243	29,029
Main Street Capital Corp. (a)	4,164	76,826
MCG Capital Corp. (a)	21,116	137,254
Medallion Financial Corp. (a)	4,500	39,555
Medley Capital Corp.*	3,020	36,784
MF Global Holdings Ltd.* (a)	31,431	260,249
MVC Capital, Inc.	6,694	91,842
NGP Capital Resources Co.	5,775	55,671
Oppenheimer Holdings, Inc. "A" (a)	2,816	94,364
optionsXpress Holdings, Inc.	11,646	213,238
PennantPark Investment Corp. (a)	12,083	144,029
Penson Worldwide, Inc.* (a)	5,222	35,040
Piper Jaffray Companies, Inc.*	4,196	173,840
Prospect Capital Corp. (a)	22,509	274,835
Pzena Investment Management, Inc. "A"	1,434	10,124
Rodman & Renshaw Capital Group, Inc.* (a)	4,364	8,946
Safeguard Scientifics, Inc.*	5,644	114,855
Sanders Morris Harris Group, Inc.	6,136	49,149
Solar Capital Ltd.	1,550	37,014
Solar Senior Capital Ltd.*	2,175	40,520
Stifel Financial Corp.* (a)	9,342	670,662
SWS Group, Inc.	7,909	48,008
THL Credit, Inc.	2,474	33,820
TICC Capital Corp. (a)	8,742	95,026
TradeStation Group, Inc.*	11,290	79,256
Triangle Capital Corp. (a)	4,078	73,649
Virtus Investment Partners, Inc.* (a)	1,293	76,184
Westwood Holdings Group, Inc.	1,573	63,313

		8,117,161
Commercial Banks 5.3%
1st Source Corp.	3,964	79,439
1st United Bancorp., Inc.* (a)	6,090	42,752
Alliance Financial Corp.	1,287	42,921
American National Bankshares, Inc. (a)	1,473	33,157
Ameris Bancorp.	6,570	66,751
Ames National Corp. (a)	2,109	40,282
Arrow Financial Corp. (a)	2,657	65,734
BancFirst Corp.	1,825	77,891
Banco Latinoamericano de Comercio Exterior SA "E"	7,652	133,604
Bancorp. Rhode Island, Inc.	1,041	32,136
Bank of Marin Bancorp. (a)	1,461	54,525
Bank of the Ozarks, Inc.	3,578	156,394
Boston Private Financial Holdings, Inc.	19,905	140,728
Bridge Bancorp., Inc. (a)	1,549	34,651
Bryn Mawr Bank Corp. (a)	2,771	56,999
Camden National Corp.	2,116	72,452
Capital City Bank Group, Inc. (a)	3,126	39,638
Cardinal Financial Corp.	7,879	91,869
Cathay General Bancorp. (a)	21,574	367,837
Center Financial Corp.*	9,881	72,527
Centerstate Banks, Inc.	7,374	51,618
Century Bancorp., Inc. "A"	1,033	27,653
Chemical Financial Corp.	6,740	134,328
Citizens & Northern Corp. (a)	3,007	50,548
Citizens Republic Bancorp., Inc.* (a)	107,757	95,893
City Holding Co. (a)	4,338	153,392
CNB Financial Corp. (a)	3,400	49,334
CoBiz Financial, Inc. (a)	9,034	62,786
Columbia Banking System, Inc. (a)	10,872	208,416
Community Bank System, Inc. (a)	9,101	220,881
Community Trust Bancorp., Inc. (a)	3,759	104,012
CVB Financial Corp. (a)	25,006	232,806
Danvers Bancorp., Inc. (a)	5,171	110,763
Eagle Bancorp., Inc.* (a)	4,712	66,204
Encore Bancshares, Inc.*	2,230	27,072
Enterprise Financial Services Corp. (a)	3,626	51,018
Financial Institutions, Inc.	2,853	49,927
First BanCorp. - North Carolina (a)	4,128	54,737
First BanCorp. - Puerto Rico* (a)	1,586	7,930
First Bancorp., Inc. (a)	2,700	41,175
First Busey Corp. (a)	14,323	72,761
First Commonwealth Financial Corp. (a)	27,969	191,588
First Community Bancshares, Inc.	4,380	62,108
First Financial Bancorp.	16,027	267,491
First Financial Bankshares, Inc. (a)	5,751	295,429
First Financial Corp. - Indiana (a)	3,054	101,515
First Interstate BancSystem, Inc. "A" (a)	3,449	46,906
First Merchants Corp. (a)	6,928	57,295
First Midwest Bancorp., Inc. (a)	20,572	242,544
First of Long Island Corp.	2,064	57,276
First South Bancorp., Inc. (a)	2,400	11,976
FirstMerit Corp. (a)	29,720	507,023
FNB Corp. (a)	30,875	325,422
German American Bancorp., Inc. (a)	2,880	49,507
Glacier Bancorp., Inc. (a)	19,705	296,560
Great Southern Bancorp., Inc. (a)	2,688	57,658
Greene Bancshares, Inc.* (a)	3,288	9,174
Hancock Holding Co. (a)	9,519	312,604
Hanmi Financial Corp.* (a)	28,808	35,722
Heartland Financial USA, Inc. (a)	3,621	61,557
Heritage Financial Corp.*	2,663	37,735
Home Bancorp., Inc.*	2,056	31,498
Home Bancshares, Inc.	6,054	137,728
Hudson Valley Holding Corp. (a)	3,621	79,662
IBERIABANK Corp. (a)	7,363	442,737
Independent Bank Corp. - Massachusetts (a)	5,748	155,253
International Bancshares Corp.	14,696	269,525
Investors Bancorp., Inc.*	12,838	191,158
Lakeland Bancorp., Inc. (a)	5,834	60,557
Lakeland Financial Corp.	4,216	95,619
MainSource Financial Group, Inc. (a)	5,170	51,752
MB Financial, Inc. (a)	14,648	307,022
Merchants Bancshares, Inc.	1,476	39,084
Metro Bancorp., Inc.*	3,770	46,560
MidSouth Bancorp., Inc. (a)	2,182	31,552
MidWestOne Financial Group, Inc. (a)	1,903	28,241
Nara Bancorp., Inc.*	10,756	103,473
National Bankshares, Inc. (a)	1,801	52,049
National Penn Bancshares, Inc.	34,626	268,005
NBT Bancorp., Inc. (a)	9,497	216,437
Northfield Bancorp., Inc. (a)	4,859	67,054
Old National Bancorp. (a)	23,471	251,609
OmniAmerican Bancorp., Inc.* (a)	3,324	52,652
Oriental Financial Group, Inc.	12,709	159,498
Orrstown Financial Services, Inc. (a)	1,658	46,424
Pacific Continental Corp. (a)	5,134	52,315
PacWest Bancorp. (a)	8,614	187,354
Park National Corp. (a)	3,448	230,395
Peapack-Gladstone Financial Corp. (a)	2,730	36,200
Penns Woods Bancorp., Inc. (a)	938	36,516
Peoples Bancorp., Inc. (a)	2,888	34,714
Pinnacle Financial Partners, Inc.* (a)	9,119	150,828
Porter Bancorp., Inc.	766	6,044
PrivateBancorp., Inc.	14,329	219,090
Prosperity Bancshares, Inc. (a)	12,827	548,611
Renasant Corp. (a)	6,723	114,157
Republic Bancorp., Inc. "A" (a)	2,881	56,122
S&T Bancorp., Inc. (a)	6,950	149,911
S.Y. Bancorp., Inc. (a)	3,280	82,525
Sandy Spring Bancorp., Inc. (a)	6,664	123,017
SCBT Financial Corp. (a)	3,587	119,375
Sierra Bancorp. (a)	3,235	36,167
Signature Bank*	11,282	636,305
Simmons First National Corp. "A"	4,789	129,734
Southside Bancshares, Inc. (a)	4,077	87,248
Southwest Bancorp., Inc.*	5,458	77,449
State Bancorp., Inc.	4,711	48,947
StellarOne Corp.	6,044	85,825
Sterling Bancorp. (a)	7,483	74,905
Sterling Bancshares, Inc.	25,443	219,064
Suffolk Bancorp. (a)	2,554	53,583
Susquehanna Bancshares, Inc. (a)	35,171	328,849
SVB Financial Group* (a)	11,490	654,126
Taylor Capital Group, Inc.* (a)	2,671	28,072
Texas Capital Bancshares, Inc.* (a)	10,126	263,175
The Bancorp., Inc.*	6,263	57,807
Tompkins Financial Corp. (a)	2,172	90,247
Tower Bancorp., Inc.	1,999	44,558
TowneBank (a)	6,517	102,056
TriCo Bancshares (a)	3,873	63,169
Trustmark Corp. (a)	17,280	404,698
UMB Financial Corp. (a)	8,701	325,026
Umpqua Holdings Corp.	31,287	357,923
Union First Market Bankshares Corp.	5,215	58,669
United Bankshares, Inc. (a)	10,733	284,639
United Community Banks, Inc.* (a)	26,924	63,810
Univest Corp. of Pennsylvania	4,332	76,763
Virginia Commerce Bancorp., Inc.*	5,560	31,914
Washington Banking Co. (a)	4,402	62,068
Washington Trust Bancorp., Inc. (a)	3,900	92,586
Webster Financial Corp. (a)	19,355	414,778
WesBanco, Inc.	6,130	126,952
West Bancorp. (a)	4,052	32,335
West Coast Bancorp.*	26,072	90,470
Westamerica Bancorp. (a)	8,112	416,713
Western Alliance Bancorp.*	17,904	147,171
Whitney Holding Corp. (a)	26,736	364,144
Wilshire Bancorp., Inc.* (a)	5,344	26,186
Wintrust Financial Corp. (a)	9,358	343,906

		18,736,991
Consumer Finance 0.6%
Advance America Cash Advance Centers, Inc. (a)	14,750	78,175
Cash America International, Inc.	7,991	367,985
CompuCredit Holdings Corp.* (a)	3,154	20,722
Credit Acceptance Corp.* (a)	1,562	110,839
Dollar Financial Corp.* (a)	10,045	208,434
EZCORP, Inc. "A"*	12,681	398,057
First Cash Financial Services, Inc.*	8,311	320,805
Imperial Holdings, Inc.*	2,403	24,390
Nelnet, Inc. "A"	7,274	158,791
Netspend Holdings, Inc.* (a)	8,344	87,779
The First Marblehead Corp.* (a)	15,439	33,966
World Acceptance Corp.* (a)	4,539	295,943

		2,105,886
Diversified Financial Services 0.4%
Asset Acceptance Capital Corp.* (a)	3,862	20,739
ASTA Funding, Inc. (a)	2,924	25,029
California First National Bancorp. (a)	432	6,597
Compass Diversified Holdings (a)	10,000	147,400
Encore Capital Group, Inc.* (a)	3,840	90,970
Life Partners Holdings, Inc. (a)	2,291	18,420
MarketAxess Holdings, Inc.	7,613	184,234
Marlin Business Services Corp.*	2,370	29,246
NewStar Financial, Inc.* (a)	7,313	79,858
PHH Corp.* (a)	15,375	334,714
PICO Holdings, Inc.* (a)	6,238	187,514
Portfolio Recovery Associates, Inc.* (a)	4,591	390,832
Primus Guaranty Ltd.* (a)	5,403	27,447

		1,543,000
Insurance 2.4%
Alterra Capital Holdings Ltd. (a)	23,009	514,021
American Equity Investment Life Holding Co. (a)	16,541	217,018
American Safety Insurance Holdings Ltd.*	2,900	62,147
AMERISAFE, Inc.*	5,152	113,911
AmTrust Financial Services, Inc.	5,973	113,905
Argo Group International Holdings Ltd.	7,461	246,511
Baldwin & Lyons, Inc. (a)	2,192	51,337
Citizens, Inc.* (a)	10,066	73,482
CNA Surety Corp.*	5,024	126,906
CNO Financial Group, Inc.* (a)	61,539	462,158
Crawford & Co. "B" (a)	7,300	34,748
Delphi Financial Group, Inc. "A"	13,006	399,414
Donegal Group, Inc. "A"	2,772	37,062
eHealth, Inc.* (a)	5,935	78,936
EMC Insurance Group, Inc. (a)	1,245	30,913
Employers Holdings, Inc.	10,893	225,049
Enstar Group Ltd.*	1,776	177,387
FBL Financial Group, Inc. "A" (a)	3,686	113,234
First American Financial Corp.	28,198	465,267
Flagstone Reinsurance Holdings SA (a)	14,522	130,843
FPIC Insurance Group, Inc.*	2,472	93,689
Gerova Financial Group Ltd.* (a)	383	2,011
Global Indemnity PLC*	3,832	84,227
Greenlight Capital Re Ltd. "A"* (a)	7,853	221,533
Hallmark Financial Services, Inc.*	2,863	23,992
Harleysville Group, Inc.	3,229	106,977
Hilltop Holdings, Inc.*	10,486	105,279
Horace Mann Educators Corp.	10,579	177,727
Infinity Property & Casualty Corp.	3,453	205,419
Kansas City Life Insurance Co.	1,074	34,347
Maiden Holdings Ltd.	13,881	103,969
Meadowbrook Insurance Group, Inc. (a)	15,107	156,358
Montpelier Re Holdings Ltd. (a)	18,123	320,233
National Financial Partners Corp.* (a)	11,803	174,094
National Interstate Corp.	1,857	38,718
National Western Life Insurance Co. "A"	577	93,618
Navigators Group, Inc.*	3,387	174,431
Phoenix Companies, Inc.*	31,041	84,432
Platinum Underwriters Holdings Ltd. (a)	10,221	389,318
Presidential Life Corp.	5,610	53,463
Primerica, Inc.	6,636	169,284
ProAssurance Corp.*	8,492	538,138
RLI Corp. (a)	5,175	298,339
Safety Insurance Group, Inc.	3,509	161,800
Seabright Holdings, Inc.	6,465	66,266
Selective Insurance Group, Inc. (a)	14,764	255,417
State Auto Financial Corp. (a)	3,829	69,764
Stewart Information Services Corp. (a)	5,132	53,783
Tower Group, Inc. (a)	10,225	245,707
United Fire & Casualty Co. (a)	6,338	128,091
Universal Insurance Holdings, Inc.	4,094	22,190

		8,326,863
Real Estate Investment Trusts 7.5%
Acadia Realty Trust (REIT)	11,109	210,182
Agree Realty Corp. (REIT) (a)	2,410	54,105
Alexander's, Inc. (REIT)	568	231,148
American Assets Trust, Inc. (REIT)	8,738	185,857
American Campus Communities, Inc. (REIT) (a)	17,835	588,555
American Capital Agency Corp. (REIT) (a)	33,908	988,079
Anworth Mortgage Asset Corp. (REIT)	33,079	234,530
Apollo Commercial Real Estate Finance, Inc. (REIT) (a)	4,906	80,213
Ashford Hospitality Trust (REIT)	10,913	120,261
Associated Estates Realty Corp. (REIT) (a)	11,282	179,158
BioMed Realty Trust, Inc. (REIT)	36,032	685,329
Campus Crest Communities, Inc. (REIT) (a)	8,410	99,490
CapLease, Inc. (REIT)	15,565	85,296
Capstead Mortgage Corp. (REIT) (a)	19,328	247,012
CBL & Associates Properties, Inc. (REIT) (a)	37,669	656,194
Cedar Shopping Centers, Inc. (REIT)	15,179	91,529
Chatham Lodging Trust (REIT)	2,408	39,130
Chesapeake Lodging Trust (REIT)	6,868	119,572
Cogdell Spencer, Inc. (REIT) (a)	11,972	71,114
Colonial Properties Trust (REIT)	21,366	411,296
Colony Financial, Inc. (REIT) (a)	3,782	71,215
Coresite Realty Corp. (REIT) (a)	5,351	84,760
Cousins Properties, Inc. (REIT) (a)	25,217	210,562
CreXus Investment Corp. (REIT)	3,610	41,226
Cypress Sharpridge Investments, Inc. (REIT) (a)	18,954	240,337
DCT Industrial Trust, Inc. (REIT)	67,042	372,083
DiamondRock Hospitality Co. (REIT)	45,234	505,264
DuPont Fabros Technology, Inc. (REIT) (a)	11,342	275,044
Dynex Capital, Inc. (REIT) (a)	5,638	56,718
EastGroup Properties, Inc. (REIT) (a)	7,465	328,236
Education Realty Trust, Inc. (REIT)	19,770	158,753
Entertainment Properties Trust (REIT) (a)	12,652	592,367
Equity Lifestyle Properties, Inc. (REIT)	7,066	407,355
Equity One, Inc. (REIT) (a)	10,980	206,095
Excel Trust, Inc. (REIT) (a)	4,207	49,601
Extra Space Storage, Inc. (REIT) (a)	24,099	499,090
FelCor Lodging Trust, Inc. (REIT)* (a)	27,247	167,024
First Industrial Realty Trust, Inc. (REIT)*	21,203	252,104
First Potomac Realty Trust (REIT)	13,458	211,964
Franklin Street Properties Corp. (REIT) (a)	18,631	262,138
Getty Realty Corp. (REIT) (a)	5,787	132,407
Gladstone Commercial Corp. (REIT) (a)	2,411	43,977
Glimcher Realty Trust (REIT)	27,360	253,080
Government Properties Income Trust (REIT)	7,734	207,735
Hatteras Financial Corp. (REIT)	19,736	554,976
Healthcare Realty Trust, Inc. (REIT) (a)	18,362	416,817
Hersha Hospitality Trust (REIT)	37,046	220,053
Highwoods Properties, Inc. (REIT) (a)	19,486	682,205
Home Properties, Inc. (REIT) (a)	10,333	609,130
Hudson Pacific Properties, Inc. (REIT)	4,113	60,461
Inland Real Estate Corp. (REIT) (a)	19,945	190,275
Invesco Mortgage Capital (REIT)	19,501	426,097
Investors Real Estate Trust (REIT) (a)	20,946	198,987
iStar Financial, Inc. (REIT)* (a)	25,586	234,879
Kilroy Realty Corp. (REIT) (a)	14,727	571,849
Kite Realty Group Trust (REIT)	14,993	79,613
LaSalle Hotel Properties (REIT) (a)	20,596	556,092
Lexington Realty Trust (REIT) (a)	26,846	251,010
LTC Properties, Inc. (REIT) (a)	8,248	233,748
Medical Properties Trust, Inc. (REIT) (a)	30,773	356,044
MFA Financial, Inc. (REIT) (a)	94,189	772,350
Mid-America Apartment Communities, Inc. (REIT) (a)	9,710	623,382
Mission West Properties, Inc. (REIT)	4,927	32,370
Monmouth Real Estate Investment Corp. "A" (REIT)	7,368	60,491
MPG Office Trust, Inc. (REIT)* (a)	13,374	49,618
National Health Investors, Inc. (REIT)	6,742	323,077
National Retail Properties, Inc. (REIT) (a)	22,721	593,700
Newcastle Investment Corp. (REIT)* (a)	17,287	104,413
NorthStar Realty Finance Corp. (REIT)	20,986	112,275
OMEGA Healthcare Investors, Inc. (REIT) (a)	26,994	603,046
One Liberty Properties, Inc. (REIT)	2,332	35,167
Parkway Properties, Inc. (REIT)	6,013	102,221
Pebblebrook Hotel Trust (REIT)	10,124	224,247
Pennsylvania Real Estate Investment Trust (REIT) (a)	15,358	219,159
Pennymac Mortgage Investment Trust (REIT) (a)	7,195	132,316
Post Properties, Inc. (REIT) (a)	13,420	526,735
Potlatch Corp. (REIT)	11,066	444,853
PS Business Parks, Inc. (REIT) (a)	4,959	287,324
RAIT Financial Trust (REIT) (a)	25,295	62,226
Ramco-Gershenson Properties Trust (REIT)	10,565	132,379
Redwood Trust, Inc. (REIT) (a)	20,999	326,534
Resource Capital Corp. (REIT) (a)	13,590	89,558
Retail Opportunity Investments Corp. (a)	11,617	127,090
Sabra Health Care REIT, Inc. (REIT)	6,993	123,147
Saul Centers, Inc. (REIT)	1,750	77,963
Sovran Self Storage, Inc. (REIT)	7,442	294,331
Starwood Property Trust, Inc. (REIT) (a)	19,575	436,522
Strategic Hotels & Resorts, Inc. (REIT)* (a)	39,002	251,563
Sun Communities, Inc. (REIT) (a)	5,282	188,303
Sunstone Hotel Investors, Inc. (REIT)* (a)	32,142	327,527
Tanger Factory Outlet Centers, Inc. (REIT) (a)	22,002	577,332
Terreno Realty Corp. (REIT)* (a)	2,555	44,023
Two Harbors Investment Corp. (REIT)	18,831	197,161
U-Store-It Trust (REIT)	25,895	272,415
UMH Properties, Inc. (REIT)	2,562	25,466
Universal Health Realty Income Trust (REIT) (a)	3,136	127,102
Urstadt Biddle Properties "A" (REIT)	6,217	118,247
Walter Investment Management Corp. (REIT)	6,939	111,926
Washington Real Estate Investment Trust (REIT) (a)	17,564	546,065
Winthrop Realty Trust (REIT)	6,108	74,823

		26,427,868
Real Estate Management & Development 0.2%
Avatar Holdings, Inc.* (a)	2,200	43,538
Consolidated-Tomoka Land Co. (a)	1,414	45,814
Forestar Group, Inc.* (a)	10,262	195,183
Kennedy-Wilson Holdings, Inc.* (a)	5,753	62,477
Tejon Ranch Co.*	3,636	133,587
Thomas Properties Group, Inc.*	9,793	32,806

		513,405
Thrifts & Mortgage Finance 1.3%
Abington Bancorp., Inc.	5,774	70,616
Astoria Financial Corp. (a)	23,394	336,172
Bank Mutual Corp. (a)	12,588	53,247
BankFinancial Corp. (a)	5,273	48,459
Beneficial Mutual Bancorp., Inc.*	9,529	82,140
Berkshire Hills Bancorp., Inc. (a)	3,964	82,649
BofI Holding, Inc.* (a)	1,931	29,969
Brookline Bancorp., Inc.	16,266	171,281
Clifton Savings Bancorp., Inc. (a)	3,000	35,610
Dime Community Bancshares (a)	7,457	110,065
Doral Financial Corp.* (a)	5,953	6,548
ESB Financial Corp. (a)	2,512	37,102
ESSA Bancorp., Inc. (a)	3,920	51,744
Federal Agricultural Mortgage Corp. "C" (a)	2,672	51,062
First Financial Holdings, Inc.	4,800	54,288
Flagstar Bancorp., Inc.*	19,318	28,977
Flushing Financial Corp.	8,390	125,011
Fox Chase Bancorp. (a)	1,710	23,803
Heritage Financial Group, Inc.	292	3,717
Home Federal Bancorp., Inc. (a)	4,624	54,471
Kaiser Federal Financial Group, Inc.	769	9,459
Kearny Financial Corp.	4,150	41,625
Meridian Interstate Bancorp., Inc.* (a)	2,800	39,340
MGIC Investment Corp.* (a)	55,269	491,342
NASB Financial, Inc.* (a)	1,000	16,180
NewAlliance Bancshares, Inc. (a)	28,725	426,279
Northwest Bancshares, Inc. (a)	30,160	378,207
OceanFirst Financial Corp.	3,998	55,772
Ocwen Financial Corp.* (a)	20,501	225,921
Oritani Financial Corp.	14,778	187,385
Provident Financial Services, Inc. (a)	16,559	245,073
Provident New York Bancorp. (a)	10,753	110,971
Radian Group, Inc. (a)	36,630	249,450
Rockville Financial, Inc. (a)	3,791	39,540
Roma Financial Corp. (a)	2,001	22,151
Territorial Bancorp., Inc. (a)	3,379	67,310
The PMI Group, Inc.* (a)	38,705	104,504
TrustCo Bank Corp. (a)	20,717	122,852
United Financial Bancorp., Inc. (a)	4,635	76,524
ViewPoint Financial Group	3,848	50,024
Walker & Dunlop, Inc.*	1,461	17,751
Waterstone Financial, Inc.* (a)	3,020	9,271
Westfield Financial, Inc. (a)	7,834	70,976
WSFS Financial Corp.	1,633	76,914

		4,591,752
Health Care 12.3%
Biotechnology 3.3%
Acorda Therapeutics, Inc.* (a)	10,429	241,953
Affymax, Inc.* (a)	5,818	34,152
Alkermes, Inc.* (a)	26,279	340,313
Allos Therapeutics, Inc.* (a)	21,791	69,077
Alnylam Pharmaceuticals, Inc.* (a)	10,094	96,600
AMAG Pharmaceuticals, Inc.* (a)	5,958	99,499
Anacor Pharmaceuticals, Inc.* (a)	2,996	20,732
Anthera Pharmaceuticals, Inc.* (a)	1,642	11,100
Ardea Biosciences, Inc.* (a)	3,665	105,149
Arena Pharmaceuticals, Inc.* (a)	34,256	47,616
ARIAD Pharmaceuticals, Inc.* (a)	34,387	258,590
ArQule, Inc.* (a)	10,964	78,502
Array BioPharma, Inc.*	15,880	48,593
AspenBio Pharma, Inc.* (a)	9,688	8,235
Aveo Pharmaceuticals, Inc.* (a)	2,625	35,149
AVI BioPharma, Inc.* (a)	31,729	59,333
BioCryst Pharmaceuticals, Inc.* (a)	8,247	31,256
BioMimetic Therapeutics, Inc.* (a)	4,782	62,692
BioSante Pharmaceuticals, Inc.* (a)	17,860	35,363
BioSpecifics Technologies Corp.* (a)	1,133	28,892
BioTime, Inc.* (a)	7,062	52,612
Celera Corp.* (a)	22,722	184,275
Celldex Therapeutics, Inc.* (a)	9,304	37,402
Cepheid, Inc.* (a)	16,255	455,465
Chelsea Therapeutics International Ltd.* (a)	10,393	40,533
Clinical Data, Inc.*	3,375	102,263
Codexis, Inc.* (a)	3,440	40,798
Cubist Pharmaceuticals, Inc.* (a)	15,932	402,124
Curis, Inc.*	20,390	66,268
Cytokinetics, Inc.*	14,310	21,322
Cytori Therapeutics, Inc.* (a)	13,494	105,658
CytRx Corp.* (a)	30,797	27,104
Dyax Corp.*	27,197	43,787
Dynavax Technologies Corp.* (a)	25,656	70,811
Emergent Biosolutions, Inc.*	5,706	137,857
Enzon Pharmaceuticals, Inc.* (a)	13,743	149,799
Exact Sciences Corp.* (a)	12,626	92,927
Exelixis, Inc.* (a)	34,406	388,788
Genomic Health, Inc.* (a)	3,714	91,364
Geron Corp.* (a)	33,305	168,190
Halozyme Therapeutics, Inc.* (a)	21,689	145,533
Idenix Pharmaceuticals, Inc.* (a)	8,923	29,624
ImmunoGen, Inc.* (a)	18,441	167,260
Immunomedics, Inc.* (a)	17,735	67,748
Incyte Corp.* (a)	24,304	385,218
Infinity Pharmaceuticals, Inc.* (a)	4,077	23,973
Inhibitex, Inc.* (a)	13,677	49,511
Inovio Pharmaceuticals, Inc.* (a)	22,423	24,665
InterMune, Inc.* (a)	13,124	619,322
Ironwood Pharmaceuticals, Inc. "A"* (a)	5,300	74,200
Isis Pharmaceuticals, Inc.* (a)	26,187	236,730
Keryx Biopharmaceuticals, Inc.* (a)	14,167	70,835
Lexicon Pharmaceuticals, Inc.* (a)	55,160	92,669
Ligand Pharmaceuticals, Inc. "B"* (a)	5,765	57,650
MannKind Corp.* (a)	18,553	67,718
Maxygen, Inc. (a)	9,217	47,928
Medivation, Inc.* (a)	9,601	178,963
Metabolix, Inc.* (a)	7,437	78,163
Micromet, Inc.* (a)	24,640	138,230
Momenta Pharmaceuticals, Inc.* (a)	12,079	191,452
Nabi Biopharmaceuticals* (a)	11,823	68,692
Nanosphere, Inc.* (a)	3,738	12,149
Neuralstem, Inc.* (a)	11,745	21,141
Neurocrine Biosciences, Inc.* (a)	13,100	99,429
NeurogesX, Inc.* (a)	3,322	13,454
Novavax, Inc.* (a)	25,493	66,027
NPS Pharmaceuticals, Inc.* (a)	18,178	173,963
Nymox Pharmaceutical Corp.* (a)	5,140	40,555
Omeros Corp.* (a)	5,239	41,912
Onyx Pharmaceuticals, Inc.*	17,062	600,241
Opko Health, Inc.* (a)	24,539	91,530
Orexigen Therapeutics, Inc.* (a)	8,596	24,155
Osiris Therapeutics, Inc.* (a)	5,122	37,186
PDL BioPharma, Inc. (a)	37,433	217,111
Peregrine Pharmaceuticals, Inc.* (a)	14,359	33,887
Pharmacyclics, Inc.* (a)	12,193	71,817
Pharmasset, Inc.* (a)	8,736	687,611
Progenics Pharmaceuticals, Inc.* (a)	7,227	44,663
Rigel Pharmaceuticals, Inc.*	13,770	97,905
Sangamo BioSciences, Inc.* (a)	11,555	96,253
Savient Pharmaceuticals, Inc.* (a)	18,191	192,825
SciClone Pharmaceuticals, Inc.* (a)	11,399	46,052
Seattle Genetics, Inc.* (a)	25,560	397,969
SIGA Technologies, Inc.* (a)	9,355	113,195
Spectrum Pharmaceuticals, Inc.* (a)	13,828	122,931
StemCells, Inc.* (a)	34,035	30,972
SuperGen, Inc.*	14,365	44,532
Synta Pharmaceuticals Corp.* (a)	6,786	35,694
Targacept, Inc.*	6,599	175,467
Theravance, Inc.* (a)	17,120	414,646
Transcept Pharmaceuticals, Inc.* (a)	1,485	12,162
Vanda Pharmaceuticals, Inc.*	7,331	53,443
Vical, Inc.* (a)	20,965	62,056
Zalicus, Inc.* (a)	18,220	44,092
ZIOPHARM Oncology, Inc.* (a)	13,547	84,669
Zogenix, Inc.* (a)	1,730	8,650

		11,518,571
Health Care Equipment & Supplies 3.1%
Abaxis, Inc.*	5,983	172,550
ABIOMED, Inc.* (a)	8,507	123,607
Accuray, Inc.* (a)	14,200	128,226
Align Technology, Inc.*	16,152	330,793
Alimera Sciences, Inc.* (a)	1,779	13,876
Alphatec Holdings, Inc.* (a)	14,080	38,016
American Medical Systems Holdings, Inc.* (a)	20,752	449,073
Analogic Corp.	3,451	195,154
AngioDynamics, Inc.*	6,799	102,801
Antares Pharma, Inc.* (a)	19,564	35,215
ArthroCare Corp.*	7,457	248,616
Atrion Corp.	417	72,754
Cantel Medical Corp. (a)	3,630	93,473
Cerus Corp.* (a)	10,868	31,409
Conceptus, Inc.* (a)	8,317	120,181
CONMED Corp.*	7,975	209,583
CryoLife, Inc.*	7,954	48,519
Cutera, Inc.*	4,245	36,380
Cyberonics, Inc.*	7,654	243,474
Cynosure, Inc. "A"*	2,868	39,837
Delcath Systems, Inc.* (a)	11,870	87,482
Dexcom, Inc.*	16,915	262,521
Dynavox, Inc. "A"* (a)	2,601	14,358
Endologix, Inc.* (a)	12,831	86,994
Exactech, Inc.*	2,330	40,892
Greatbatch, Inc.*	6,518	172,466
Haemonetics Corp.*	6,951	455,569
Hansen Medical, Inc.* (a)	11,134	24,606
HeartWare International, Inc.* (a)	2,585	221,095
ICU Medical, Inc.* (a)	3,184	139,396
Immucor, Inc.*	19,274	381,240
Insulet Corp.* (a)	11,854	244,429
Integra LifeSciences Holdings*	5,809	275,463
Invacare Corp. (a)	7,943	247,186
IRIS International, Inc.*	4,512	40,698
Kensey Nash Corp.*	1,873	46,656
MAKO Surgical Corp.* (a)	8,328	201,538
Masimo Corp. (a)	14,171	469,060
Medical Action Industries, Inc.*	3,662	30,761
MELA Sciences, Inc.* (a)	6,908	24,316
Meridian Bioscience, Inc.	11,203	268,760
Merit Medical Systems, Inc.*	7,599	149,092
Natus Medical, Inc.*	8,038	135,038
Neogen Corp.*	6,184	255,894
NuVasive, Inc.* (a)	10,824	274,064
NxStage Medical, Inc.* (a)	7,555	166,059
OraSure Technologies, Inc.*	13,078	102,793
Orthofix International NV* (a)	4,759	154,477
Orthovita, Inc.* (a)	17,658	37,612
Palomar Medical Technologies, Inc.*	5,096	75,676
Quidel Corp.* (a)	5,999	71,748
Rochester Medical Corp.*	3,230	37,080
RTI Biologics, Inc.*	14,435	41,284
Sirona Dental Systems, Inc.*	9,262	464,582
Solta Medical, Inc.* (a)	16,467	54,341
SonoSite, Inc.*	3,580	119,286
Spectranetics Corp.*	8,299	39,088
STAAR Surgical Co.* (a)	9,642	53,706
Stereotaxis, Inc.* (a)	9,405	36,397
STERIS Corp. (a)	16,123	556,888
SurModics, Inc.* (a)	4,848	60,600
Symmetry Medical, Inc.*	9,633	94,403
Syneron Medical Ltd.* (a)	9,887	128,926
Synovis Life Technologies, Inc.* (a)	3,152	60,455
TomoTherapy, Inc.* (a)	12,163	55,585
Unilife Corp.* (a)	13,426	76,125
Vascular Solutions, Inc.*	4,436	48,397
Volcano Corp.*	13,703	350,797
West Pharmaceutical Services, Inc.	9,064	405,795
Wright Medical Group, Inc.* (a)	10,744	182,755
Young Innovations, Inc. (a)	1,416	44,462
Zoll Medical Corp.*	5,933	265,858

		11,068,286
Health Care Providers & Services 3.4%
Accretive Health, Inc.* (a)	3,229	89,637
Air Methods Corp.*	3,122	209,954
Alliance HealthCare Services, Inc.*	6,523	28,832
Allied Healthcare International, Inc.*	10,468	26,589
Almost Family, Inc.* (a)	2,247	84,577
Amedisys, Inc.* (a)	7,937	277,795
America Service Group, Inc.	2,655	68,074
American Dental Partners, Inc.*	4,113	53,963
AMERIGROUP Corp.* (a)	14,098	905,796
AMN Healthcare Services, Inc.* (a)	10,673	92,428
AmSurg Corp.*	8,699	221,303
Assisted Living Concepts, Inc. "A"*	2,797	109,475
Bio-Reference Laboratories, Inc.*	6,505	145,972
BioScrip, Inc.* (a)	10,874	51,217
Capital Senior Living Corp.*	7,192	76,379
CardioNet, Inc.* (a)	6,953	33,305
Catalyst Health Solutions, Inc.*	10,462	585,140
Centene Corp.*	13,260	437,315
Chemed Corp.	5,743	382,541
Chindex International, Inc.* (a)	3,630	58,261
Continucare Corp.*	7,029	37,605
CorVel Corp.*	1,890	100,510
Cross Country Healthcare, Inc.*	7,848	61,450
Emeritus Corp.* (a)	6,092	155,102
ePocrates, Inc.*	732	14,494
ExamWorks Group, Inc.* (a)	3,210	71,358
Five Star Quality Care, Inc.*	8,717	70,869
Gentiva Health Services, Inc.* (a)	8,210	230,126
Hanger Orthopedic Group, Inc.*	7,261	189,004
HEALTHSOUTH Corp.* (a)	25,445	635,616
Healthspring, Inc.* (a)	16,005	598,107
Healthways, Inc.*	9,139	140,466
HMS Holdings Corp.*	7,384	604,380
IPC The Hospitalist Co.*	4,304	195,445
Kindred Healthcare, Inc.* (a)	10,494	250,597
Landauer, Inc.	2,590	159,337
LCA-Vision, Inc.* (a)	5,151	34,769
LHC Group, Inc.* (a)	4,416	132,480
Magellan Health Services, Inc.* (a)	9,111	447,168
MedCath Corp.*	6,001	83,714
Metropolitan Health Networks, Inc.*	11,032	52,181
Molina Healthcare, Inc.* (a)	4,348	173,920
MWI Veterinary Supply, Inc.*	3,367	271,650
National Healthcare Corp.	2,443	113,575
National Research Corp.	400	13,576
Owens & Minor, Inc. (a)	17,392	564,892
PDI, Inc.*	2,469	20,024
PharMerica Corp.*	8,512	97,377
Providence Service Corp.*	3,580	53,628
PSS World Medical, Inc.* (a)	15,724	426,907
RehabCare Group, Inc.*	6,794	250,495
Rural/Metro Corp.* (a)	5,268	89,767
Select Medical Holdings Corp.* (a)	13,857	111,687
Skilled Healthcare Group, Inc. "A"*	5,574	80,210
Sun Healthcare Group, Inc.*	6,993	98,392
Sunrise Senior Living, Inc.* (a)	14,827	176,886
Team Health Holdings, Inc.*	4,303	75,216
The Ensign Group, Inc.	4,141	132,222
Triple-S Management Corp. "B"*	5,752	118,376
Universal American Financial Corp.	8,812	201,883
US Physical Therapy, Inc.	2,702	60,363
WellCare Health Plans, Inc.* (a)	11,449	480,286

		11,814,663
Health Care Technology 0.5%
athenahealth, Inc.* (a)	9,158	413,301
Computer Programs & Systems, Inc.	2,747	176,577
MedAssets, Inc.*	11,904	181,774
Medidata Solutions, Inc.*	5,205	133,092
Merge Healthcare, Inc.*	14,412	70,331
Omnicell, Inc.*	9,223	140,558
Quality Systems, Inc. (a)	5,095	424,617
Transcend Services, Inc.* (a)	2,329	55,896
Vital Images, Inc.*	4,077	55,080

		1,651,226
Life Sciences Tools & Services 0.6%
Affymetrix, Inc.* (a)	20,157	105,018
Albany Molecular Research, Inc.*	5,601	23,860
Bruker Corp.*	20,086	418,793
Caliper Life Sciences, Inc.* (a)	12,435	84,061
Cambrex Corp.*	7,409	40,749
Complete Genomics, Inc.* (a)	1,435	12,958
Dionex Corp.*	4,892	577,501
Enzo Biochem, Inc.* (a)	8,310	34,819
eResearchTechnology, Inc.*	13,522	91,544
Fluidigm Corp.*	873	12,493
Furiex Pharmaceuticals, Inc.*	2,399	40,495
Kendle International, Inc.*	3,895	41,715
Luminex Corp.* (a)	10,358	194,316
Pacific Biosciences of California, Inc.* (a)	4,104	57,661
PAREXEL International Corp.* (a)	16,103	400,965
PURE Bioscience, Inc.* (a)	9,765	15,233
Sequenom, Inc.* (a)	25,306	160,187

		2,312,368
Pharmaceuticals 1.4%
Acura Pharmaceuticals, Inc.* (a)	2,300	7,268
Aegerion Pharmaceuticals, Inc.*	1,465	24,275
Akorn, Inc.* (a)	15,409	88,910
Alexza Pharmaceuticals, Inc.* (a)	10,700	18,190
Aoxing Pharmaceutical Co., Inc.* (a)	6,729	14,535
Auxilium Pharmaceuticals, Inc.* (a)	11,520	247,334
AVANIR Pharmaceuticals, Inc. "A"* (a)	25,354	103,444
Biodel, Inc.* (a)	4,905	10,301
Cadence Pharmaceuticals, Inc.* (a)	8,848	81,490
Caraco Pharmaceutical Laboratories Ltd.* (a)	3,300	17,160
Corcept Therapeutics, Inc.* (a)	7,031	29,882
Cornerstone Therapeutics, Inc.* (a)	2,025	13,406
Cumberland Pharmaceuticals, Inc.* (a)	2,605	14,406
DepoMed, Inc.* (a)	14,001	140,570
Durect Corp.*	22,554	81,194
Endocyte, Inc.*	1,955	16,754
Hi-Tech Pharmacal Co., Inc.* (a)	2,526	50,848
Impax Laboratories, Inc.*	16,998	432,599
Inspire Pharmaceuticals, Inc.*	16,544	65,514
Jazz Pharmaceuticals, Inc.* (a)	4,074	129,757
Lannett Co., Inc.* (a)	3,149	17,571
MAP Pharmaceuticals, Inc.* (a)	4,483	61,821
Medicines Co.* (a)	14,846	241,841
Medicis Pharmaceutical Corp. "A" (a)	16,557	530,486
Nektar Therapeutics* (a)	31,014	293,703
NeoStem, Inc.* (a)	7,214	12,408
NuPathe, Inc.*	1,261	9,848
Obagi Medical Products, Inc.*	5,002	63,225
Optimer Pharmaceuticals, Inc.* (a)	8,737	103,359
Pain Therapeutics, Inc.* (a)	10,187	97,388
Par Pharmaceutical Companies, Inc.* (a)	9,653	300,015
POZEN, Inc.* (a)	6,813	36,586
Questcor Pharmaceuticals, Inc.* (a)	15,149	218,297
Salix Pharmaceuticals Ltd.* (a)	15,715	550,497
Santarus, Inc.* (a)	13,042	44,604
Somaxon Pharmaceuticals, Inc.* (a)	11,291	31,954
Sucampo Pharmaceuticals, Inc. "A"*	3,421	14,368
ViroPharma, Inc.*	21,193	421,741
VIVUS, Inc.* (a)	22,154	137,133
XenoPort, Inc.* (a)	8,926	52,931

		4,827,613
Industrials 15.5%
Aerospace & Defense 1.8%
AAR Corp.*	10,717	297,075
Aerovironment, Inc.*	4,619	161,526
American Science & Engineering, Inc.	2,484	229,422
Applied Energetics, Inc.* (a)	21,832	14,409
Astronics Corp.* (a)	2,379	59,879
Ceradyne, Inc.*	6,937	312,720
Cubic Corp.	4,363	250,873
Curtiss-Wright Corp.	12,704	446,419
DigitalGlobe, Inc.*	7,701	215,859
Ducommun, Inc.	2,748	65,677
Esterline Technologies Corp.*	8,140	575,661
GenCorp, Inc.* (a)	15,378	91,961
GeoEye, Inc.* (a)	6,096	253,472
Global Defense Technology & Systems, Inc.*	1,047	25,358
HEICO Corp. (a)	8,050	503,286
Herley Industries, Inc.*	3,673	69,787
Hexcel Corp.* (a)	26,720	526,117
Kratos Defense & Security Solutions, Inc.*	5,406	76,982
Ladish Co., Inc.* (a)	4,225	230,896
LMI Aerospace, Inc.*	2,600	52,546
Moog, Inc. "A"*	12,347	566,851
National Presto Industries, Inc. (a)	1,284	144,681
Orbital Sciences Corp.* (a)	15,685	296,760
Taser International, Inc.* (a)	16,230	66,056
Teledyne Technologies, Inc.*	9,896	511,722
The Keyw Holding Corp.* (a)	2,865	35,182
Triumph Group, Inc.	4,580	405,101

		6,486,278
Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	15,032	127,020
Atlas Air Worldwide Holdings, Inc.* (a)	6,986	487,064
Forward Air Corp. (a)	7,948	243,447
Hub Group, Inc. "A"*	10,295	372,576
Pacer International, Inc.*	9,352	49,192
Park-Ohio Holdings Corp.*	2,182	45,080

		1,324,379
Airlines 0.7%
AirTran Holdings, Inc.* (a)	37,192	277,080
Alaska Air Group, Inc.*	9,886	626,970
Allegiant Travel Co. (a)	4,066	178,132
Hawaiian Holdings, Inc.* (a)	14,430	86,724
JetBlue Airways Corp.* (a)	67,497	423,206
Pinnacle Airlines Corp.*	4,988	28,681
Republic Airways Holdings, Inc.*	12,879	82,812
SkyWest, Inc. (a)	15,449	261,397
US Airways Group, Inc.* (a)	43,957	382,866

		2,347,868
Building Products 0.6%
A.O. Smith Corp. (a)	9,859	437,148
AAON, Inc.	3,343	109,985
Ameresco, Inc. " A "*	2,373	33,554
American Woodmark Corp. (a)	2,550	53,244
Ameron International Corp.	2,512	175,312
Apogee Enterprises, Inc.	7,899	104,188
Builders FirstSource, Inc.* (a)	12,786	36,312
Gibraltar Industries, Inc.*	8,636	103,027
Griffon Corp.*	11,946	156,851
Insteel Industries, Inc.	5,054	71,464
NCI Building Systems, Inc.* (a)	5,312	67,303
PGT, Inc.* (a)	5,436	12,775
Quanex Building Products Corp.	10,505	206,213
Simpson Manufacturing Co., Inc.	10,774	317,402
Trex Co., Inc.* (a)	4,301	140,299
Universal Forest Products, Inc.	5,250	192,413

		2,217,490
Commercial Services & Supplies 2.4%
ABM Industries, Inc.	14,366	364,753
Acco Brands Corp.*	15,368	146,611
American Reprographics Co.*	10,149	105,042
APAC Customer Services, Inc.*	8,339	50,117
Casella Waste Systems, Inc. "A"* (a)	7,082	50,778
Cenveo, Inc.*	15,962	104,232
Clean Harbors, Inc.* (a)	6,273	618,894
Consolidated Graphics, Inc.*	2,564	140,071
Courier Corp.	2,510	35,040
Deluxe Corp. (a)	14,140	375,275
EnergySolutions	24,589	146,550
EnerNOC, Inc.* (a)	5,452	104,188
Ennis, Inc.	7,431	126,550
Fuel Tech, Inc.* (a)	5,437	48,389
G & K Services, Inc. "A"	5,162	171,636
Healthcare Services Group, Inc. (a)	17,829	313,434
Herman Miller, Inc.	15,725	432,280
Higher One Holdings Inc.* (a)	2,893	41,804
HNI Corp. (a)	12,423	392,070
Innerworkings, Inc.* (a)	5,760	42,509
Interface, Inc. "A" (a)	13,769	254,589
Kimball International, Inc. "B"	9,128	63,896
Knoll, Inc.	12,958	271,600
M&F Worldwide Corp.* (a)	2,950	74,104
McGrath Rentcorp.	6,588	179,655
Metalico, Inc.* (a)	10,662	66,318
Mine Safety Appliances Co. (a)	7,275	266,774
Mobile Mini, Inc.*	9,696	232,898
Multi-Color Corp.	2,978	60,185
Rollins, Inc. (a)	17,743	360,183
Schawk, Inc.	2,999	58,300
Standard Parking Corp.* (a)	4,313	76,599
Standard Register Co.	5,456	18,114
Steelcase, Inc. "A"	21,131	240,471
Sykes Enterprises, Inc.*	11,407	225,516
Team, Inc.*	5,268	138,338
Tetra Tech, Inc.*	17,098	422,150
The Brink's Co. (a)	13,272	439,436
The Geo Group, Inc.*	16,562	424,650
UniFirst Corp.	3,896	206,527
United Stationers, Inc. (a)	6,572	466,940
US Ecology, Inc.	5,300	92,379
Viad Corp.	5,490	131,431

		8,581,276
Construction & Engineering 0.8%
Argan, Inc.* (a)	2,332	19,962
Comfort Systems USA, Inc.	10,737	151,070
Dycom Industries, Inc.*	9,581	166,135
EMCOR Group, Inc.*	18,164	562,539
Furmanite Corp.*	9,652	77,216
Granite Construction, Inc. (a)	9,501	266,978
Great Lakes Dredge & Dock Co.	16,233	123,858
Insituform Technologies, Inc. "A"*	10,809	289,141
Layne Christensen Co.*	5,272	181,884
MasTec, Inc.* (a)	14,772	307,258
Michael Baker Corp.*	2,264	65,814
MYR Group, Inc.* (a)	5,521	132,062
Northwest Pipe Co.*	2,425	55,605
Orion Marine Group, Inc.*	7,484	80,378
Pike Electric Corp.*	4,276	40,708
Primoris Services Corp. (a)	5,581	56,591
Sterling Construction Co., Inc.*	4,300	72,584
Tutor Perini Corp. (a)	7,342	178,851

		2,828,634
Electrical Equipment 1.8%
A123 Systems, Inc.* (a)	20,142	127,902
Acuity Brands, Inc. (a)	11,890	695,446
Advanced Battery Technologies, Inc.* (a)	18,077	35,069
American Superconductor Corp.* (a)	13,837	344,126
AZZ, Inc.	3,474	158,414
Belden, Inc.	12,907	484,658
Brady Corp. "A"	13,449	479,995
Broadwind Energy, Inc.* (a)	25,829	33,836
Capstone Turbine Corp.* (a)	67,594	122,345
Coleman Cable, Inc.*	2,288	20,272
Encore Wire Corp. (a)	5,181	126,106
Ener1, Inc.* (a)	15,938	47,177
EnerSys*	13,103	520,844
Franklin Electric Co., Inc. (a)	6,217	287,225
FuelCell Energy, Inc.* (a)	28,111	60,158
Generac Holdings, Inc.*	5,389	109,343
GrafTech International Ltd.* (a)	32,921	679,160
Hoku Corp.* (a)	4,920	9,840
II-VI, Inc.*	6,919	344,220
LaBarge, Inc.*	3,256	57,631
LSI Industries, Inc.	5,626	40,732
Polypore International, Inc.*	6,004	345,710
Powell Industries, Inc.* (a)	2,471	97,456
PowerSecure International, Inc.* (a)	5,412	46,543
Preformed Line Products Co. (a)	657	45,445
SatCon Technology Corp.* (a)	31,787	122,698
UQM Technologies, Inc.* (a)	10,101	30,101
Vicor Corp. (a)	5,406	89,145
Woodward Governor Co.	16,646	575,286

		6,136,883
Industrial Conglomerates 0.2%
Raven Industries, Inc.	4,419	271,415
Seaboard Corp.	88	212,344
Standex International Corp.	3,547	134,396
Tredegar Corp. (a)	6,821	147,197
United Capital Corp.*	400	11,320

		776,672
Machinery 3.4%
3D Systems Corp.* (a)	5,041	244,741
Actuant Corp. "A"	18,739	543,431
Alamo Group, Inc.	1,777	48,779
Albany International Corp. "A"	7,348	182,965
Altra Holdings, Inc.* (a)	7,106	167,844
American Railcar Industries, Inc.* (a)	2,818	70,337
Ampco-Pittsburgh Corp.	2,479	68,371
Astec Industries, Inc.*	5,442	202,932
Badger Meter, Inc. (a)	4,070	167,725
Barnes Group, Inc. (a)	13,661	285,242
Blount International, Inc.*	13,384	213,876
Briggs & Stratton Corp. (a)	13,944	315,832
Cascade Corp.	2,387	106,412
Chart Industries, Inc.*	7,915	435,642
CIRCOR International, Inc.	4,670	219,583
CLARCOR, Inc. (a)	13,768	618,596
Colfax Corp.*	6,647	152,549
Columbus McKinnon Corp.*	5,003	92,355
Commercial Vehicle Group, Inc.*	6,799	121,294
Douglas Dynamics, Inc.	3,205	45,703
Dynamic Materials Corp. (a)	3,659	102,269
Energy Recovery, Inc.* (a)	11,064	35,184
EnPro Industries, Inc.*	5,735	208,295
ESCO Technologies, Inc. (a)	7,165	273,345
Federal Signal Corp.	16,907	110,065
Flow International Corp.*	11,800	51,802
Force Protection, Inc.*	18,840	92,316
FreightCar America, Inc.* (a)	3,136	101,951
Gorman-Rupp Co.	3,430	135,108
Graham Corp.	2,488	59,563
Greenbrier Companies, Inc.* (a)	4,994	141,730
John Bean Technologies Corp. (a)	7,542	145,033
Kadant, Inc.*	3,492	91,455
Kaydon Corp.	9,261	362,939
L.B. Foster Co. "A"	2,687	115,837
Lindsay Corp. (a)	3,368	266,139
Lydall, Inc.*	4,733	42,076
Meritor, Inc.* (a)	25,966	440,643
Met-Pro Corp.	3,565	42,423
Middleby Corp.* (a)	4,509	420,329
Miller Industries, Inc.	2,498	40,568
Mueller Industries, Inc. (a)	10,193	373,268
Mueller Water Products, Inc. "A"	41,876	187,604
NACCO Industries, Inc. "A" (a)	1,600	177,072
Nordson Corp.	9,357	1,076,616
Omega Flex, Inc.*	800	10,760
PMFG, Inc.* (a)	4,000	85,360
RBC Bearings, Inc.*	5,887	225,060
Robbins & Myers, Inc. (a)	10,731	493,519
Sauer-Danfoss, Inc.*	3,079	156,813
Sun Hydraulics Corp.	3,387	145,980
Tecumseh Products Co. "A"* (a)	4,733	47,425
Tennant Co.	5,226	219,701
Titan International, Inc. (a)	11,418	303,833
TriMas Corp.*	3,908	84,022
Twin Disc, Inc.	2,385	76,845
Wabash National Corp.* (a)	18,694	216,476
Watts Water Technologies, Inc. "A"	8,170	312,012
Xerium Technologies, Inc.*	2,066	49,687

		11,825,332
Marine 0.1%
Baltic Trading Ltd. (a)	4,634	42,262
Eagle Bulk Shipping, Inc.* (a)	16,672	62,020
Excel Maritime Carriers Ltd.* (a)	11,112	47,670
Genco Shipping & Trading Ltd.* (a)	8,016	86,332
Horizon Lines, Inc. "A"	8,974	7,628
International Shipholding Corp.	1,425	35,483
Ultrapetrol Bahamas Ltd.* (a)	6,466	32,847

		314,242
Professional Services 1.2%
Acacia Research*	10,055	344,082
Barrett Business Services, Inc.	2,358	37,869
CBIZ, Inc.* (a)	9,439	68,055
CDI Corp. (a)	3,282	48,541
Corporate Executive Board Co.	9,390	379,074
CoStar Group, Inc.* (a)	5,607	351,447
CRA International, Inc.*	3,158	91,045
Dolan Co.*	8,259	100,264
Exponent, Inc.*	3,832	170,946
Franklin Covey Co.*	4,046	35,038
GP Strategies Corp.*	3,608	49,069
Heidrick & Struggles International, Inc. (a)	4,589	127,712
Hill International, Inc.*	6,325	33,459
Hudson Highland Group, Inc.*	8,974	58,331
Huron Consulting Group, Inc.*	6,067	167,995
ICF International, Inc.*	4,731	97,175
Insperity, Inc. (a)	6,040	183,495
Kelly Services, Inc. "A"*	7,229	156,942
Kforce, Inc.*	8,532	156,136
Korn/Ferry International*	12,648	281,671
LECG Corp.* (a)	7,263	1,464
Mistras Group, Inc.* (a)	4,036	69,460
Navigant Consulting, Inc.*	14,339	143,247
On Assignment, Inc.*	9,992	94,524
Resources Connection, Inc.	12,588	244,081
School Specialty, Inc.* (a)	5,053	72,258
SFN Group, Inc.* (a)	13,759	193,864
The Advisory Board Co.*	4,282	220,523
TrueBlue, Inc.*	11,906	199,902
VSE Corp.	1,200	35,652

		4,213,321
Road & Rail 1.1%
AMERCO* (a)	2,365	229,405
Arkansas Best Corp. (a)	6,781	175,764
Avis Budget Group, Inc.* (a)	28,088	503,056
Celadon Group, Inc.* (a)	5,220	84,773
Dollar Thrifty Automotive Group, Inc.*	7,863	524,698
Genesee & Wyoming, Inc. "A"*	10,667	620,819
Heartland Express, Inc. (a)	13,741	241,292
Knight Transportation, Inc.	16,278	313,351
Marten Transport Ltd. (a)	4,139	92,300
Old Dominion Freight Line, Inc.*	11,342	397,991
P.A.M. Transportation Services, Inc.*	1,303	15,831
Patriot Transportation Holding, Inc.* (a)	1,200	32,100
Quality Distribution, Inc.*	2,590	30,691
RailAmerica, Inc.*	6,038	102,888
Roadrunner Transportation Systems, Inc.*	3,028	45,420
Saia, Inc.*	4,549	74,558
Universal Truckload Services, Inc.*	1,496	25,806
USA Truck, Inc.*	2,925	38,025
Werner Enterprises, Inc. (a)	11,717	310,149

		3,858,917
Trading Companies & Distributors 1.0%
Aceto Corp.	6,582	52,459
Aircastle Ltd.	14,056	169,656
Applied Industrial Technologies, Inc. (a)	11,560	384,486
Beacon Roofing Supply, Inc.*	12,443	254,708
BlueLinx Holdings, Inc.* (a)	3,450	12,765
CAI International, Inc.* (a)	2,942	76,080
DXP Enterprises, Inc.*	2,397	55,323
H&E Equipment Services, Inc.* (a)	7,297	142,364
Houston Wire & Cable Co. (a)	4,992	72,983
Interline Brands, Inc.*	8,950	182,580
Kaman Corp.	7,223	254,250
Lawson Products, Inc.	1,100	25,344
RSC Holdings, Inc.* (a)	13,089	188,220
Rush Enterprises, Inc. "A"*	8,508	168,458
SeaCube Container Leasing Ltd.	2,950	47,229
TAL International Group, Inc. (a)	4,635	168,111
Textainer Group Holdings Ltd.	2,700	100,332
Titan Machinery, Inc.* (a)	3,587	90,572
United Rentals, Inc.* (a)	16,411	546,158
Watsco, Inc. (a)	7,611	530,563

		3,522,641
Information Technology 19.1%
Communications Equipment 3.0%
Acme Packet, Inc.* (a)	12,830	910,417
ADTRAN, Inc.	17,011	722,287
Anaren, Inc.*	4,066	81,727
Arris Group, Inc.* (a)	34,334	437,415
Aruba Networks, Inc.* (a)	21,117	714,599
Aviat Networks, Inc.*	16,898	87,363
Bel Fuse, Inc. "B"	2,887	63,543
BigBand Networks, Inc.* (a)	12,600	32,130
Black Box Corp.	4,815	169,247
Blue Coat Systems, Inc.*	11,525	324,544
Calix, Inc.* (a)	3,087	62,695
Comtech Telecommunications Corp.	7,693	209,096
DG Fastchannel, Inc.*	6,914	222,769
Digi International, Inc.*	6,804	71,850
EMS Technologies, Inc.*	4,391	86,305
Emulex Corp.* (a)	23,649	252,335
Extreme Networks, Inc.*	23,067	80,734
Finisar Corp.* (a)	24,371	599,527
Globecomm Systems, Inc.*	5,503	67,852
Harmonic, Inc.*	30,831	289,195
Infinera Corp.* (a)	23,724	199,044
InterDigital, Inc. (a)	11,939	569,610
Ixia* (a)	9,063	143,920
KVH Industries, Inc.* (a)	3,942	59,603
Loral Space & Communications, Inc.*	2,944	228,307
Meru Networks, Inc.* (a)	1,516	30,790
NETGEAR, Inc.*	9,636	312,592
Network Engines, Inc.*	9,981	20,261
Network Equipment Technologies, Inc.* (a)	9,355	35,268
Oclaro, Inc.* (a)	13,679	157,445
Oplink Communications, Inc.*	5,281	102,927
OpNext, Inc.*	13,256	32,212
PC-Tel, Inc.*	4,511	34,599
Plantronics, Inc. (a)	13,195	483,201
Powerwave Technologies, Inc.* (a)	46,141	208,096
Riverbed Technology, Inc.* (a)	36,578	1,377,162
SeaChange International, Inc.* (a)	7,941	75,440
ShoreTel, Inc.* (a)	11,735	96,579
Sonus Networks, Inc.*	57,329	215,557
Sycamore Networks, Inc.	5,089	124,324
Symmetricom, Inc.*	12,189	74,719
Tekelec*	18,195	147,743
UTStarcom, Inc.* (a)	32,533	76,453
ViaSat, Inc.*	9,037	360,034

		10,651,516
Computers & Peripherals 0.7%
Avid Technology, Inc.* (a)	7,958	177,463
Cray, Inc.*	9,671	62,378
Electronics for Imaging, Inc.*	12,521	184,184
Hutchinson Technology, Inc.* (a)	6,502	18,336
Hypercom Corp.*	12,751	153,395
Imation Corp.*	8,592	95,715
Immersion Corp.*	7,833	59,844
Intermec, Inc.*	13,538	146,075
Intevac, Inc.*	6,166	76,643
Novatel Wireless, Inc.* (a)	8,473	46,263
Presstek, Inc.* (a)	7,638	15,887
Quantum Corp.* (a)	59,706	150,459
Rimage Corp.	2,549	41,166
Silicon Graphics International Corp.* (a)	8,435	180,509
STEC, Inc.* (a)	11,288	226,776
Stratasys, Inc.* (a)	5,749	270,203
Super Micro Computer, Inc.*	6,513	104,468
Synaptics, Inc.* (a)	9,293	251,097
Xyratex Ltd.*	8,338	93,219

		2,354,080
Electronic Equipment, Instruments & Components 2.6%
Agilysys, Inc.*	5,311	30,485
Anixter International, Inc. (a)	7,605	531,513
Benchmark Electronics, Inc.*	17,432	330,685
Brightpoint, Inc.*	19,525	211,651
Checkpoint Systems, Inc.*	10,790	242,559
Cognex Corp. (a)	10,964	309,733
Coherent, Inc.*	6,981	405,666
Comverge, Inc.* (a)	6,718	31,306
CTS Corp.	9,191	99,263
Daktronics, Inc.	9,151	98,373
DDi Corp.	4,031	42,608
DTS, Inc.*	4,774	222,612
Echelon Corp.* (a)	9,202	93,216
Electro Rent Corp.	4,641	79,732
Electro Scientific Industries, Inc.*	7,500	130,200
Fabrinet* (a)	2,732	55,077
FARO Technologies, Inc.* (a)	4,287	171,480
Gerber Scientific, Inc.*	6,974	65,277
Insight Enterprises, Inc.*	12,818	218,291
IPG Photonics Corp.* (a)	7,174	413,796
L-1 Identity Solutions, Inc.* (a)	20,703	243,881
Littelfuse, Inc.	6,054	345,683
Maxwell Technologies, Inc.* (a)	7,333	126,641
Measurement Specialties, Inc.*	4,016	136,785
Mercury Computer Systems, Inc.*	6,707	141,920
Methode Electronics, Inc.	10,078	121,742
Microvision, Inc.* (a)	23,939	31,599
MTS Systems Corp.	4,213	191,902
Multi-Fineline Electronix, Inc.*	2,878	81,217
Newport Corp.*	9,973	177,819
OSI Systems, Inc.*	4,489	168,472
Park Electrochemical Corp.	5,694	183,632
PC Connection, Inc.*	2,400	21,264
Plexus Corp.*	10,902	382,224
Power-One, Inc.* (a)	18,684	163,485
Pulse Electronics Corp. (a)	10,660	64,493
RadiSys Corp.*	6,359	55,069
Richardson Electonics Ltd. (a)	3,969	52,311
Rofin-Sinar Technologies, Inc.*	7,633	301,503
Rogers Corp.* (a)	4,418	199,075
Sanmina-SCI Corp.*	22,018	246,822
ScanSource, Inc.*	7,211	273,946
Smart Modular Technologies (WWH), Inc.* (a)	14,514	112,774
Spectrum Control, Inc.*	3,281	64,570
SYNNEX Corp.* (a)	6,185	202,435
TESSCO Technologies, Inc.	1,366	15,709
TTM Technologies, Inc.* (a)	22,167	402,553
Universal Display Corp.* (a)	9,673	532,402
Viasystems Group, Inc.* (a)	1,209	32,994
X-Rite, Inc.* (a)	9,918	47,111
Zygo Corp.*	4,596	67,194

		8,972,750
Internet Software & Services 2.2%
Ancestry.com, Inc.*	5,219	185,014
comScore, Inc.*	6,269	184,998
Constant Contact, Inc.* (a)	7,893	275,466
DealerTrack Holdings, Inc.*	11,150	256,004
Demand Media, Inc.*	2,125	50,044
Dice Holdings, Inc.*	4,529	68,433
Digital River, Inc.* (a)	10,743	402,111
EarthLink, Inc.	29,389	230,116
Envestnet, Inc.*	2,007	26,974
GSI Commerce, Inc.*	18,110	530,080
InfoSpace, Inc.*	10,031	86,868
Internap Network Services Corp.*	14,392	94,555
Intralinks Holdings, Inc.* (a)	3,074	82,199
j2 Global Communications, Inc.*	12,400	365,924
Keynote Systems, Inc. (a)	3,168	58,766
KIT Digital, Inc.* (a)	7,640	91,986
Limelight Networks, Inc.* (a)	12,326	88,254
Liquidity Services, Inc.* (a)	3,913	69,886
LivePerson, Inc.*	12,081	152,704
Local.com Corp.* (a)	4,426	17,217
LogMeIn, Inc.* (a)	4,173	175,934
LoopNet, Inc.*	5,402	76,438
Marchex, Inc. "B"	5,551	43,686
Mediamind Technologies, Inc.* (a)	1,392	19,224
ModusLink Global Solutions, Inc. (a)	12,637	68,998
Move, Inc.* (a)	43,755	104,574
NIC, Inc. (a)	15,422	192,158
OpenTable, Inc.* (a)	4,369	464,643
Openwave Systems, Inc.*	22,941	49,094
Perficient, Inc.* (a)	5,720	68,697
QuinStreet, Inc.* (a)	2,626	59,689
Rackspace Hosting, Inc.*	26,518	1,136,296
RealNetworks, Inc.*	22,108	82,242
RightNow Technologies, Inc.* (a)	6,050	189,365
Saba Software, Inc.*	7,942	77,911
SAVVIS, Inc.* (a)	10,390	385,365
SPS Commerce, Inc.* (a)	1,314	20,380
Stamps.com, Inc.	2,895	38,648
Support.com, Inc.*	12,427	64,496
TechTarget, Inc.* (a)	4,825	42,991
Terremark Worldwide, Inc.*	16,134	306,546
The Knot, Inc.*	8,290	99,895
Travelzoo, Inc.* (a)	1,483	98,753
United Online, Inc. (a)	23,295	146,875
ValueClick, Inc.* (a)	22,488	325,177
Vocus, Inc.*	4,527	117,068
Zix Corp.* (a)	15,575	57,316

		7,830,058
IT Services 2.1%
Acxiom Corp.*	18,800	269,780
CACI International, Inc. "A"* (a)	8,352	512,145
Cardtronics, Inc.*	7,459	151,791
Cass Information Systems, Inc. (a)	2,316	90,996
CIBER, Inc.*	18,447	123,595
Computer Task Group, Inc.*	3,796	50,449
CSG Systems International, Inc.*	9,406	187,556
Echo Global Logistics, Inc.* (a)	2,944	38,655
Euronet Worldwide, Inc.* (a)	13,663	264,106
Exlservice Holdings, Inc.*	3,996	84,515
Forrester Research, Inc. (a)	4,019	153,887
Global Cash Access Holdings, Inc.*	13,928	45,545
Heartland Payment Systems, Inc.	10,050	176,176
iGATE Corp.	6,532	122,606
Integral Systems, Inc.*	5,053	61,495
Jack Henry & Associates, Inc. (a)	23,638	801,092
Lionbridge Technologies, Inc.*	17,064	58,529
ManTech International Corp. "A"*	6,125	259,700
MAXIMUS, Inc. (a)	4,825	391,645
MoneyGram International, Inc.* (a)	22,718	77,923
NCI, Inc. "A"*	1,678	40,893
Online Resources Corp.*	6,417	24,256
Sapient Corp.*	28,499	326,313
SRA International, Inc. "A"* (a)	11,863	336,435
Stream Global Services, Inc.* (a)	1,538	4,660
Syntel, Inc.	3,668	191,580
TeleTech Holdings, Inc.* (a)	8,338	161,590
The Hackett Group, Inc.*	7,890	30,298
Tier Technologies, Inc. "B"*	3,861	21,235
TNS, Inc.*	6,975	108,601
Unisys Corp.* (a)	11,820	369,020
VeriFone Systems, Inc.*	23,494	1,290,995
Virtusa Corp.*	3,567	66,810
Wright Express Corp.* (a)	10,580	548,467

		7,443,339
Semiconductors & Semiconductor Equipment 3.9%
Advanced Analogic Technologies, Inc.*	11,187	42,287
Advanced Energy Industries, Inc.* (a)	10,067	164,595
Alpha & Omega Semiconductor Ltd.* (a)	1,396	17,715
Amkor Technology, Inc.*	28,958	195,177
ANADIGICS, Inc.* (a)	18,328	82,109
Applied Micro Circuits Corp.* (a)	18,384	190,826
ATMI, Inc.*	8,529	161,028
Axcelis Technologies, Inc.*	28,848	76,447
AXT, Inc.* (a)	8,503	60,966
Brooks Automation, Inc.*	18,225	250,229
Cabot Microelectronics Corp.* (a)	6,334	330,951
Cavium Networks, Inc.* (a)	12,794	574,834
CEVA, Inc.*	5,605	149,822
Cirrus Logic, Inc.* (a)	18,880	397,046
Cohu, Inc.	6,487	99,640
Conexant Systems, Inc.* (a)	22,535	53,633
Cymer, Inc.*	8,205	464,239
Diodes, Inc.*	9,298	316,690
DSP Group, Inc.*	6,073	46,762
Energy Conversion Devices, Inc.* (a)	13,062	29,520
Entegris, Inc.* (a)	36,122	316,790
Entropic Communications, Inc.* (a)	17,749	149,979
Evergreen Solar, Inc.* (a)	8,684	11,723
Exar Corp.*	9,949	59,893
FEI Co.* (a)	10,285	346,810
FormFactor, Inc.* (a)	13,717	141,285
FSI International, Inc.* (a)	11,196	49,038
GSI Technology, Inc.* (a)	5,571	50,640
GT Solar International, Inc.* (a)	17,222	183,587
Hittite Microwave Corp.*	7,500	478,275
Ikanos Communications, Inc.*	8,327	9,493
Inphi Corp.* (a)	1,625	34,141
Integrated Device Technology, Inc.*	41,138	303,187
Integrated Silicon Solution, Inc.* (a)	7,155	66,327
IXYS Corp.* (a)	6,691	89,860
Kopin Corp.*	18,387	84,396
Kulicke & Soffa Industries, Inc.*	19,411	181,493
Lattice Semiconductor Corp.*	31,184	183,986
LTX-Credence Corp.*	13,553	123,739
Mattson Technology, Inc.* (a)	13,859	33,816
MaxLinear, Inc. "A"* (a)	2,065	16,871
Micrel, Inc. (a)	13,541	182,533
Microsemi Corp.* (a)	22,860	473,431
Mindspeed Technologies, Inc.* (a)	8,832	74,719
MIPS Technologies, Inc.* (a)	13,730	144,028
MKS Instruments, Inc. (a)	13,861	461,571
Monolithic Power Systems, Inc.*	8,923	126,617
MoSys, Inc.* (a)	9,568	57,504
Nanometrics, Inc.* (a)	4,929	89,166
Netlogic Microsystems, Inc.*	17,245	724,635
NVE Corp.* (a)	1,302	73,355
OmniVision Technologies, Inc.*	15,164	538,777
PDF Solutions, Inc.*	6,254	41,589
Pericom Semiconductor Corp.*	7,211	74,778
Photronics, Inc.* (a)	13,946	125,096
PLX Technology, Inc.*	10,985	40,095
Power Integrations, Inc.	6,638	254,435
RF Micro Devices, Inc.*	73,938	473,943
Rubicon Technology, Inc.* (a)	4,440	122,899
Rudolph Technologies, Inc.*	9,114	99,707
Semtech Corp.* (a)	17,047	426,516
Sigma Designs, Inc.* (a)	8,101	104,908
Silicon Image, Inc.*	20,642	185,159
Spansion, Inc. "A"*	4,081	76,192
Standard Microsystems Corp.*	6,165	152,029
Supertex, Inc.*	2,811	62,629
Tessera Technologies, Inc.*	13,881	253,467
Trident Microsystems, Inc.*	19,351	22,254
TriQuint Semiconductor, Inc.* (a)	42,382	547,152
Ultra Clean Holdings, Inc.*	5,955	61,575
Ultratech, Inc.*	6,493	190,894
Veeco Instruments, Inc.* (a)	11,218	570,323
Volterra Semiconductor Corp.*	6,931	172,097
Zoran Corp.*	14,486	150,510

		13,774,428
Software 4.6%
Accelrys, Inc.*	14,894	119,152
ACI Worldwide, Inc.*	9,394	308,123
Actuate Corp.*	12,563	65,328
Advent Software, Inc.*	8,738	250,518
American Software, Inc. "A"	5,259	38,811
Ariba, Inc.*	24,483	835,850
Aspen Technology, Inc.*	17,213	258,023
Blackbaud, Inc. (a)	12,401	337,803
Blackboard, Inc.* (a)	9,382	340,004
Bottomline Technologies, Inc.*	8,578	215,651
BroadSoft, Inc.*	1,906	90,897
CDC Corp. "A"* (a)	9,092	23,185
CommVault Systems, Inc.*	11,790	470,185
Concur Technologies, Inc.* (a)	10,981	608,896
Convio, Inc.*	1,654	19,203
Deltek, Inc.* (a)	5,945	45,182
DemandTec, Inc.* (a)	4,962	65,300
Digimarc Corp.* (a)	1,854	53,581
Ebix, Inc.* (a)	8,288	196,011
Epicor Software Corp.*	13,221	146,356
EPIQ Systems, Inc. (a)	9,361	134,424
ePlus, Inc.*	1,066	28,366
Fair Isaac Corp. (a)	11,288	356,814
FalconStor Software, Inc.*	8,242	37,501
Fortinet, Inc.* (a)	12,006	528,264
Guidance Software, Inc.*	3,696	30,972
Interactive Intelligence, Inc.* (a)	3,676	142,298
JDA Software Group, Inc.*	11,978	362,454
Kenexa Corp.* (a)	6,028	166,313
Lawson Software, Inc.* (a)	37,472	453,411
Magma Design Automation, Inc.* (a)	17,730	120,919
Manhattan Associates, Inc.* (a)	6,284	205,612
Mentor Graphics Corp.* (a)	29,420	430,415
MicroStrategy, Inc. "A"*	2,294	308,497
Monotype Imaging Holdings, Inc.* (a)	5,975	86,637
Motricity, Inc.* (a)	1,365	20,516
NetScout Systems, Inc.*	8,419	230,007
NetSuite, Inc.* (a)	5,078	147,668
OPNET Technologies, Inc.	3,534	137,791
Parametric Technology Corp.* (a)	31,624	711,224
Pegasystems, Inc. (a)	4,491	170,389
Progress Software Corp.* (a)	18,333	533,307
PROS Holdings, Inc.* (a)	4,910	71,539
QAD, Inc. "A"*	1,360	14,647
QLIK Technologies, Inc.*	3,739	97,214
Quest Software, Inc.*	16,513	419,265
Radiant Systems, Inc.*	9,047	160,132
RealD, Inc.* (a)	4,048	110,753
RealPage, Inc.* (a)	4,299	119,211
Renaissance Learning, Inc. (a)	3,640	42,770
Rosetta Stone, Inc.* (a)	2,899	38,296
S1 Corp.*	14,327	95,704
Smith Micro Software, Inc.* (a)	8,434	78,942
Solarwinds, Inc.* (a)	9,673	226,929
Sourcefire, Inc.* (a)	7,610	209,351
SRS Labs, Inc.*	3,541	30,240
SS&C Technologies Holdings, Inc.*	3,416	69,755
SuccessFactors, Inc.* (a)	18,477	722,266
Synchronoss Technologies, Inc.*	6,412	222,817
Take-Two Interactive Software, Inc.* (a)	19,519	300,007
Taleo Corp. "A"*	10,769	383,915
TeleCommunication Systems, Inc. "A"* (a)	12,735	52,468
TeleNav, Inc.* (a)	2,233	26,506
THQ, Inc.* (a)	18,916	86,257
TIBCO Software, Inc.* (a)	45,447	1,238,431
TiVo, Inc.* (a)	31,353	274,652
Tyler Technologies, Inc.* (a)	7,891	187,096
Ultimate Software Group, Inc.*	6,733	395,564
VASCO Data Security International, Inc.* (a)	7,175	98,513
Virnetx Holding Corp. (a)	9,746	194,043
Wave Systems Corp. "A"* (a)	22,225	69,564
Websense, Inc.*	11,917	273,733

		16,142,438
Materials 5.7%
Chemicals 2.6%
A. Schulman, Inc. (a)	8,740	216,053
American Vanguard Corp. (a)	5,708	49,545
Arch Chemicals, Inc.	6,267	260,645
Balchem Corp.	7,757	291,043
Calgon Carbon Corp.*	15,030	238,676
Ferro Corp.*	23,675	392,768
Georgia Gulf Corp.*	9,370	346,690
H.B. Fuller Co. (a)	13,559	291,247
Hawkins, Inc. (a)	2,414	99,167
Innophos Holdings, Inc.	5,932	273,525
KMG Chemicals, Inc. (a)	1,701	33,442
Koppers Holdings, Inc. (a)	5,591	238,736
Kraton Performance Polymers, Inc.*	3,010	115,132
Landec Corp.*	6,891	44,791
LSB Industries, Inc.* (a)	4,577	181,432
Minerals Technologies, Inc.	5,204	356,578
NewMarket Corp. (a)	2,607	412,480
NL Industries, Inc. (a)	1,832	27,205
Olin Corp. (a)	21,539	493,674
OM Group, Inc.* (a)	8,517	311,211
Omnova Solutions, Inc.* (a)	11,871	93,425
PolyOne Corp.	25,703	365,240
Quaker Chemical Corp.	3,098	124,447
Rockwood Holdings, Inc.*	14,195	698,678
Senomyx, Inc.* (a)	10,754	64,954
Sensient Technologies Corp. (a)	13,442	481,761
Solutia, Inc.* (a)	33,235	844,169
Spartech Corp.*	8,472	61,422
Stepan Co. (a)	2,189	158,702
STR Holdings, Inc.* (a)	7,872	150,985
TPC Group, Inc.*	2,187	63,139
W.R. Grace & Co.*	19,962	764,345
Westlake Chemical Corp. (a)	5,261	295,668
Zep, Inc.	5,751	100,125
Zoltek Companies, Inc.* (a)	7,954	106,822

		9,047,922
Construction Materials 0.1%
Headwaters, Inc.*	15,745	92,896
Texas Industries, Inc. (a)	5,776	261,248
United States Lime & Minerals, Inc.*	820	33,218

		387,362
Containers & Packaging 0.5%
AEP Industries, Inc.*	1,272	37,804
Boise, Inc. (a)	19,374	177,466
Graham Packaging Co., Inc.* (a)	4,730	82,444
Graphic Packaging Holding Co.*	29,723	161,099
Myers Industries, Inc.	9,851	97,820
Rock-Tenn Co. "A" (a)	10,628	737,052
Silgan Holdings, Inc. (a)	13,372	510,008

		1,803,693
Metals & Mining 2.0%
A.M. Castle & Co.*	4,420	83,450
Allied Nevada Gold Corp.* (a)	20,527	728,298
AMCOL International Corp.	6,569	236,353
Capital Gold Corp.* (a)	16,275	104,648
Century Aluminum Co.*	17,719	330,991
Coeur d'Alene Mines Corp.* (a)	24,212	842,093
General Moly, Inc.* (a)	16,931	91,089
Globe Specialty Metals, Inc. (a)	17,065	388,399
Golden Star Resources Ltd.* (a)	71,549	212,501
Haynes International, Inc.	3,245	179,935
Hecla Mining Co.* (a)	75,953	689,653
Horsehead Holding Corp.* (a)	12,064	205,691
Jaguar Mining, Inc.* (a)	23,334	121,804
Kaiser Aluminum Corp. (a)	4,227	208,180
Materion Corp.* (a)	5,482	223,666
Metals USA Holdings Corp.* (a)	3,243	53,088
Molycorp, Inc.* (a)	6,896	413,898
Noranda Aluminum Holding Corp.*	3,317	53,238
Olympic Steel, Inc. (a)	2,562	84,059
RTI International Metals, Inc.* (a)	8,371	260,757
Stillwater Mining Co.* (a)	12,266	281,259
Thompson Creek Metals Co., Inc.* (a)	44,643	559,823
Universal Stainless & Alloy Products, Inc.*	1,980	66,785
US Energy Corp.* (a)	7,549	47,257
US Gold Corp.* (a)	24,804	219,019
Worthington Industries, Inc.	15,445	323,109

		7,009,043
Paper & Forest Products 0.5%
Buckeye Technologies, Inc.	10,603	288,719
Clearwater Paper Corp.*	3,152	256,573
Deltic Timber Corp. (a)	2,887	192,967
KapStone Paper & Packaging Corp.*	10,558	181,281
Louisiana-Pacific Corp.*	34,244	359,562
Neenah Paper, Inc. (a)	4,074	89,506
P.H. Glatfelter Co. (a)	12,449	165,820
Schweitzer-Mauduit International, Inc. (a)	4,998	252,949
Verso Paper Corp.* (a)	4,102	21,946
Wausau Paper Corp. (a)	13,859	105,883

		1,915,206
Telecommunication Services 0.8%
Diversified Telecommunication Services 0.7%
AboveNet, Inc. (a)	6,140	398,240
Alaska Communications Systems Group, Inc. (a)	12,079	128,641
Atlantic Tele-Network, Inc.	2,519	93,682
Cbeyond, Inc.* (a)	7,453	86,977
Cincinnati Bell, Inc.* (a)	55,882	149,764
Cogent Communications Group, Inc.*	12,376	176,606
Consolidated Communications Holdings, Inc. (a)	6,858	128,450
General Communication, Inc. "A"*	11,285	123,458
Global Crossing Ltd.* (a)	7,979	111,068
Globalstar, Inc.* (a)	19,342	24,564
Hughes Communications, Inc.*	2,443	145,774
IDT Corp. "B" (a)	3,939	106,156
Iridium Communications, Inc.* (a)	9,459	75,388
Neutral Tandem, Inc.*	9,318	137,441
PAETEC Holding Corp.* (a)	35,077	117,157
Premiere Global Services, Inc.* (a)	16,231	123,680
Vonage Holdings Corp.* (a)	29,283	133,530

		2,260,576
Wireless Telecommunication Services 0.1%
FiberTower Corp.* (a)	12,765	25,658
ICO Global Communications (Holdings) Ltd.* (a)	26,197	69,946
NTELOS Holdings Corp.	8,134	149,747
Shenandoah Telecommunications Co. (a)	6,495	117,300
USA Mobility, Inc. (a)	6,040	87,519

		450,170
Utilities 3.0%
Electric Utilities 1.2%
ALLETE, Inc.	8,556	333,427
Central Vermont Public Service Corp. (a)	3,409	79,396
Cleco Corp. (a)	16,611	569,591
El Paso Electric Co.*	12,063	366,715
Empire District Electric Co. (a)	10,826	235,899
IDACORP, Inc. (a)	13,132	500,329
MGE Energy, Inc. (a)	6,213	251,564
Otter Tail Corp.	9,852	223,936
PNM Resources, Inc.	23,866	356,081
Portland General Electric Co.	20,873	496,151
UIL Holdings Corp.	13,764	420,077
Unisource Energy Corp.	10,007	361,553
Unitil Corp. (a)	2,880	67,853

		4,262,572
Gas Utilities 1.1%
Chesapeake Utilities Corp.	2,610	108,628
New Jersey Resources Corp. (a)	11,229	482,286
Nicor, Inc.	12,458	668,995
Northwest Natural Gas Co. (a)	7,306	337,026
Piedmont Natural Gas Co., Inc. (a)	19,753	599,503
South Jersey Industries, Inc. (a)	8,084	452,461
Southwest Gas Corp. (a)	12,297	479,214
The Laclede Group, Inc. (a)	6,148	234,239
WGL Holdings, Inc. (a)	13,865	540,735

		3,903,087
Independent Power Producers & Energy Traders 0.1%
American DG Energy, Inc.* (a)	5,451	11,883
Dynegy, Inc.* (a)	28,518	162,268

		174,151
Multi-Utilities 0.4%
Avista Corp. (a)	15,107	349,425
Black Hills Corp.	10,737	359,045
CH Energy Group, Inc. (a)	4,430	223,892
NorthWestern Corp.	9,995	302,849

		1,235,211
Water Utilities 0.2%
American States Water Co. (a)	5,163	185,145
Artesian Resources Corp. "A" (a)	1,786	34,809
Cadiz, Inc.* (a)	3,128	38,130
California Water Service Group (a)	5,492	204,138
Connecticut Water Service, Inc. (a)	2,181	57,470
Consolidated Water Co., Ltd. (a)	3,947	43,022
Middlesex Water Co.	4,598	83,638
SJW Corp.	3,607	83,502
York Water Co. (a)	3,576	62,258

		792,112

Total Common Stocks (Cost $289,200,531)		348,456,697

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.3%
US Treasury Obligation
US Treasury Bill, 0.175% **, 5/5/2011 (b) (Cost $769,873)	770,000	769,966

	Shares	Value ($)
Securities Lending Collateral 47.4%
Daily Assets Fund Institutional, 0.22% (c) (d) (Cost $166,437,242)	166,437,242	166,437,242
Cash Equivalents 1.1%
Central Cash Management Fund, 0.17% (c) (Cost $3,920,714)	3,920,714	3,920,714

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $460,328,360) †	148.0	519,584,619
Other Assets and Liabilities, Net (a)	(48.0)	(168,407,512)

Net Assets	100.0	351,177,107

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $464,422,228. At March 31, 2011, net unrealized appreciation for all securities based on tax cost was $55,162,391. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $97,339,241 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $42,176,850.

(a)
All or a portion of these securities were on loan amounting to $162,961,611. In addition, included in other assets and liabilities, net are pending sales, amounting to $63,012, that are also on loan.  The value of all securities loaned at March 31, 2011 amounted to $163,024,623 which is 46.4% of net assets.

(b)	At March 31, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

At March 31, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Russell E Mini 2000 Index	USD	6/17/2011	40	3,366,800	138,762

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(e)	$348,456,697	$—	$—	$348,456,697
Short-Term Investments(e)	170,357,956	769,966	—	171,127,922
Derivatives(f)	138,762	—	—	138,762
Total	$518,953,415	$769,966	$—	$519,723,381

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$138,762

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b    There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 25. 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 25. 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 25. 2011